File Nos.  33-26646
                                                                      811-5716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No.    14                                    (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No.    24                                                   (X)

                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     --------------------------------------------
     (Name of Depositor)


     152 West 57th Street, 18th Floor, New York, New York             10019
     ----------------------------------------------------           ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (212) 586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York 10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1998 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts


                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                           Location
                           PART A

Item 1.   Cover Page.............................  Cover Page

Item 2.   Definitions............................  Definitions

Item 3.   Synopsis or Highlights.................  Highlights

Item 4.   Condensed Financial Information........  Condensed Financial
                                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.....  The Company; The
                                                   Variable Account;
                                                   Franklin Valuemark Funds

Item 6.   Deductions.............................  Charges and Deductions

Item 7.   General Description of Variable
          Annuity Contracts......................  The Contracts

Item 8.   Annuity Period.........................  Annuity Provisions

Item 9.   Death Benefit..........................  The Contracts; Annuity
                                                   Provisions

Item 10.  Purchases and Contract Value...........  Purchase Payments and
                                                   Contract Value

Item 11.  Redemptions............................  Surrenders

Item 12.  Taxes..................................  Federal Tax Status

Item 13.  Legal Proceedings......................  Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information.................  Table of Contents of the
                                                   Statement of Additional
                                                   Information


Item No.                                            Location
                          PART B

Item 15.  Cover Page..............................  Cover Page

Item 16.  Table of Contents.......................  Table of Contents

Item 17.  General Information and History.........  The Company

Item 18.  Services................................  Not Applicable

Item 19.  Purchase of Securities Being Offered....  Not Applicable

Item 20.  Underwriters............................  Distributor

Item 21.  Calculation of Performance Data.........  Calculation of
                                                    Performance Data

Item 22.  Annuity Payments........................  Annuity Provisions

Item 23.  Financial Statements....................  Financial Statements

                                  PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                  PART A

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Home Office:                                   Valuemark Service Center
152 West 57th Street, 18th Floor               300 Berwyn Park
New York, NY 10019                             P.O. Box 3031
(800) 542-5427                                 Berwyn, PA 19312-0031
                                              (800) 624-0197

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                                   May 1, 1998


The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments. The Contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes. This is not appropriate as a trading vehicle.

The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Status - Qualified Plans.") However, because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans.


Purchase payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company"), which account has been designated Preferred Life Variable Account C (the "Variable Account"). The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-five Portfolios: the
Capital Growth Fund, the Global Health Care Securities Fund, the Global Utilities Securities Fund, the Growth and Income Fund, the High Income Fund, the Income Securities Fund, the Money Market Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Natural Resources Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton Global Growth Fund, the Templeton Global Income Securities Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund, the Templeton Pacific Growth Fund, the U.S. Government Securities Fund, the Value Securities Fund and the Zero Coupon Funds - 2000, 2005, and 2010. Prior to May 1, 1998, the Global Utilities Securities Fund was known as the Utility Equity Fund. THE GLOBAL HEALTH CARE
SECURITIES FUND AND THE VALUE SECURITIES FUND ARE NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.) See "Highlights" and "Federal Tax Status
- Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information" (SAI), which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the SAI can be found on the last page of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about registrants that file electronically with the SEC. For a free copy of the SAI, call or write the Home Office address shown above.


INQUIRIES: Any inquiries can be made by telephone or in writing to the Company at the Home Office phone number or address listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.


This Prospectus and the Statement of Additional Information are dated May 1, 1998 and may be amended from time to time.


This Prospectus should be kept for future reference.


Contents                                           Page
DEFINITIONS .....................................     3
HIGHLIGHTS ......................................     4
FEE TABLE. ......................................     6
CONDENSED FINANCIAL
 INFORMATION ....................................    10
THE COMPANY .....................................    13
THE VARIABLE ACCOUNT ............................    13
FRANKLIN VALUEMARK FUNDS ........................    13
 General ........................................    14
 Substitution of Securities .....................    14
 Voting Privileges ..............................    14
CHARGES AND DEDUCTIONS ..........................    15
 Deduction for Contingent Deferred
  Sales Charge (Sales Load) .....................    15
 Reduction or Elimination of
  Contingent Deferred Sales Charge ..............    15
 Deduction for Mortality and
  Expense Risk Charge ...... .....................   15
 Deduction for Administrative
  Expense Charge ................................    16
 Deduction for Contract
  Maintenance Charge ............................    16
 Deduction for Premium Taxes ....................    16
 Deduction for Income Taxes. ....................    16
 Deduction for Trust Expenses ...................    17
 Deduction for Transfer Fee .....................    17
THE CONTRACTS ...................................    17
 Ownership ......................................    17
 Assignment .....................................    17
 Beneficiary ....................................    17
 Change of Beneficiary ..........................    17
 Annuitant ......................................    18
 Death of the Contract Owner
  Before the Income Date ........................    18
 Death of the Annuitant
  Prior to the Income Date ......................    19
 Death of the Annuitant
  After the Income Date .........................    19
ANNUITY PROVISIONS ..............................    19
 Income Date ....................................    19
 Change in Income Date
  and Annuity Option ............................    19
 Annuity Options ................................    19
 Fixed Options ..................................    19
 Variable Options ...............................    20
PURCHASE PAYMENTS
 AND CONTRACT VALUE .............................    20
 Purchase Payments ..............................    20
 Automatic Investment Plan ......................    20
 Allocation of Purchase Payments ................    21
 Transfer of Contract Values ....................    21
 Dollar Cost Averaging ..........................    22
 Contract Value .................................    23
 Accumulation Unit ..............................    23
DISTRIBUTOR .....................................    23
SURRENDERS ......................................    24
 Systematic Withdrawal ..........................    24
 Delay of Payments ..............................    24
ADMINISTRATION OF
 THE CONTRACTS ..................................    25
PERFORMANCE DATA ................................    25
 Money Market Sub-Account .......................    25
 Other Contract Sub-Accounts ....................    25
 Performance Ranking ............................    25
FEDERAL TAX STATUS ..............................    26
 General ........................................    26
 Diversification ................................    26
 Multiple Contracts .............................    27
 Contracts Owned by
  Other than Natural Persons ....................    27
 Tax Treatment of Assignments ...................    27
 Income Tax Withholding .........................    28
 Tax Treatment of Surrenders -
  Non-Qualified Contracts .......................    28
 Qualified Plans ................................    28
 Tax Treatment of Surrenders -
  Qualified Contracts ...........................    30
 Tax-Sheltered Annuities -
  Surrender Limitations .........................    31
FINANCIAL STATEMENTS ............................    31
LEGAL PROCEEDINGS ...............................    31
TABLE OF CONTENTS
 OF THE STATEMENT OF
 ADDITIONAL INFORMATION .........................    31


Definitions
--------------------------------------------------------------------------------

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Income Date.

Annuitant - The person upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant may be changed at any time prior to the Income Date unless the Contract Owner is not a natural person.

Annuity Option - An arrangement under which annuity payments are made under the Contract.

Annuity Period - The period starting on the Income Date.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Date.

Company - Preferred Life Insurance Company of New York at its Valuemark Service Center shown on the cover page of this Prospectus.

Contingent Owner - In those Contracts containing Contingent Owner provisions, the Contingent Owner is named in the application, unless changed. Only the spouse of the Owner may be the Contingent Owner.

Contract Anniversary - An anniversary of the Effective Date of the Contract.

Contract Owner - The Contract Owner is named in the application, unless changed, and has all rights under the Contract.


Contract Sub-Account (referred to in the Contract as "Sub-Account") - A segment of the Variable Account. Each Contract Sub-Account is invested in shares of a Portfolio of an Eligible Investment .


Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

Contract Year - Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

Effective Date - The date on which the first Contract Year begins.

Eligible Investment(s) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.

Income Date - The date on which annuity payments are to commence.


Joint Owner - In Contracts containing Joint Owner provisions, if there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. If there are Joint Owners, any reference to the age of the Contract Owner (or taxpayer) will be the age of the older Joint Owner.


Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").


Portfolio (referred to in the Contract as "Fund") - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment .


Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Code.

Surrender Value - The Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced by the sum of: (i) any applicable premium taxes not previously deducted; (ii) any applicable Contract Maintenance Charge; and (iii) any applicable Contingent Deferred Sales Charge.

Valuation Date - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

Valuation Period - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account - A separate investment account of the Company, designated as Preferred Life Variable Account C, into which purchase payments may be allocated.

Highlights
--------------------------------------------------------------------------------

Purchase payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company") which has been designated Preferred Life Variable Account C (the "Variable Account"). The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") CONTRACT OWNERS BEAR THE INVESTMENT RISK FOR ALL AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNT.

The Contract may be returned within 10 days after it is received ("Free-Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company never had issued it. The Company will promptly refund the Contract Value as of the date of surrender. This may be more or less than the purchase payments. Where the Contract is issued pursuant to an Individual Retirement Annuity, the Company will promptly refund the purchase payments, less surrenders. The Company has the right to allocate initial purchase payments to the Money Market Sub-Account until the expiration of 15 days from the date the Contract is mailed from the Valuemark Service Center. If the Company does so allocate initial purchase payments to the Money Market Sub-Account, it will refund the greater of the purchase payments, less any surrenders, or the Contract Value. It is the Company's current practice to directly allocate the initial purchase payment to the Contract Sub-Accounts as selected by the Contract Owner.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a surrender. The Contingent Deferred Sales Charge is imposed on surrenders of purchase payments within five (5) years after their being made. Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. The Contingent Deferred Sales Charge will vary in amount depending upon the Contract Year in which the purchase payment being surrendered was made. The Company currently makes available a systematic withdrawal plan which allows for additional options in some instances. (See "Surrenders - Systematic Withdrawal.") The Contingent Deferred Sales Charge is found in the Fee Table. (See also "Charges and Deductions - Deduction for Contingent Deferred Sales Charge (Sales Load).") The maximum Contingent Deferred Sales Charge is 5% of purchase payments. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders are deemed to be on a first-in, first-out basis.

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge compensates the Company for costs associated with the administration of the Contracts and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge.")

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes.") Currently, the state of New York does not impose a premium tax on variable annuities.

Under certain circumstances there may be assessed a transfer fee when a Contract Owner transfers Contract Values. (See "Charges and Deductions - Deduction for Transfer Fee.")


There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances. (See "Federal Tax Status - Tax Treatment of Surrenders - Non-Qualified Contracts" and "Tax Treatment of Surrenders - Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Federal Tax Status."

For Contracts purchased in connection with 403 (b) plans, surrenders of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and only apply to (i) salary reduction contributions made after December 31, 1988;
(ii) to income attributable to such contributions; and (iii) to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding distributions. (See "Federal Tax Status - Tax Sheltered Annuities - Surrender Limitations.")


The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investment underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect. (See "Federal Tax Status - Diversification.")

The Company may offer other deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.

Preferred Life Variable Account C Fee Table
Contract Owner Transaction Fees
Contingent Deferred Sales Charge*
(as a percentage of purchase payments)

                    Years Since
                      Payment   Charge
                    -----------------------
                     0-1        5%
                     1-2        5%
                     2-3        4%
                     3-4        3%
                     4-5        1.5%
                      5+        0%

Current Transfer Fee** First 12 transfers in a Contract Year prior to the Income Date are free. Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Prescheduled automatic dollar cost averaging transfers are not counted.


Contract  Maintenance Charge $30 per Contract per year
(Prior to the Income Date the charge is waived for Contracts having Contract Values or purchase payments less surrenders of $100,000 or more. Currently, the charge is also waived during the Annuity Period if the Contract Valueat the time of annuitization is at least $100,000.)


Variable Account Annual Expenses
 (as a percentage of average account value)
Mortality and Expense Risk Charge                            1.25%
Administrative Expense Charge                                 .15%
                                                            -------
Total Variable Account Annual Expenses                       1.40%

*Once each Contract Year, a Contract Owner may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. See also "Surrenders - Systematic Withdrawal" for additional options. **The Contract provides that if more than three transfers have been made in a Contract Year, the Company reserves the right to deduct a transfer fee which shall not exceed the lesser of $25 or 2% of the amount transferred.


Franklin Valuemark Funds' Annual Expenses
(as a percentage of Franklin Valuemark Funds' average net assets).

The Management and Portfolio  Administration Fees for each Portfolio are based on a percentage of that Portfolio's net assets. See
"Charges and Deductions" in this Prospectus and "Management" in the Trust prospectus.

The Management and Portfolio  Administration  Fees below include investment  advisory and other management and administrative fees not included as "Other  Expenses" that were paid to the Managers and Portfolio  Administrators  to the Trust for the 1997 calendar year except for  Portfolios  with fee waivers or newer  Portfolios  without a full year of operations as of December 31, 1997 (see explanatory  footnotes  below).  The purpose of the Table is to assist the Contract Owner in understanding the costs of investing, directly or  indirectly,  in the Contract.  Management and Portfolio  Other Total Annual  Administration  Fees1 Expenses  Expenses
------------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                                                  .75%           .02%         .77%
Global Health Care Securities Fund2                                                  .75%           .11%         .86%
Global Utilities Securities Fund3                                                    .47%           .03%         .50%
Growth and Income Fund                                                               .47%           .02%         .49%
High Income Fund                                                                     .50%           .03%         .53%
Income Securities Fund                                                               .47%           .03%         .50%
Money Market Fund4                                                                   .51%           .02%         .53%
Mutual Discovery Securities Fund                                                     .80%           .26%        1.06%
Mutual Shares Securities Fund                                                        .60%           .20%         .80%
Natural Resources Securities Fund                                                    .62%           .07%         .69%
Real Estate Securities Fund                                                          .51%           .03%         .54%
Rising Dividends Fund                                                                .72%           .02%         .74%
Small Cap Fund                                                                       .75%           .02%         .77%
Templeton Developing Markets Equity Fund                                            1.25%           .17%        1.42%
Templeton Global Asset Allocation Fund                                               .65%           .29%         .94%
Templeton Global Growth Fund                                                         .83%           .05%         .88%
Templeton Global Income Securities Fund                                              .56%           .06%         .62%
Templeton International Equity Fund                                                  .80%           .09%         .89%
Templeton International Smaller Companies Fund                                       .85%           .21%        1.06%
Templeton Pacific Growth Fund                                                        .92%           .11%        1.03%
U.S. Government Securities Fund                                                      .48%           .02%         .50%
Value Securities Fund2                                                               .75%           .06%         .81%
Zero Coupon Fund - 20005                                                             .37%           .03%         .40%
Zero Coupon Fund - 20055                                                             .37%           .03%         .40%
Zero Coupon Fund - 20105                                                             .37%           .03%         .40%


1The Portfolio  Administration Fee is a direct expense for the Global Health Care Securities Fund, the Mutual Discovery Securities
Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies
Fund, and the Value Securities Fund;  other  Portfolios pay for similar  services  indirectly  through the Management Fee. See the
Franklin Valuemark Funds prospectus for further information regarding these fees.


2The Global Health Care Securities Fund and the Value  Securities Fund commenced  operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1998.

3Prior to May 1, 1998, the Global Utilities Securities Fund was known as the Utility Equity Fund.

4Franklin  Advisers,  Inc.  agreed in advance to waive a portion of its  Management  Fee and to pay certain  expenses of the Money
Market Fund during 1997. It is currently continuing this arrangement in 1998. This arrangement may be terminated at any time. With this reduction, the Portfolio's actual total annual expenses for 1997 were .45%, of the average daily net assets of the Portfolio.

5 Although not obligated  to,  Franklin  Advisers,  Inc. has agreed to waive a portion of its  Management  Fees and to pay certain expenses of the three Zero Coupon Funds  through at least  December  31, 1998 so that the total  expenses of each Zero Coupon Fund will not exceed 0.40% of each Portfolio's net assets. Absent the management fee waivers, for the year ended December 31, 1997, the
Total Annual Expenses and Management and Portfolio  Administration Fees, would have been as follows: Zero Coupon Fund - 2000, .63%
and .60%; Zero Coupon Fund - 2005, .65% and .62%; and Zero Coupon Fund - 2010, .65% and .62%. There were no expense reimbursements during 1997 for the Zero Coupon Funds.



The following Examples reflect the 1997 expenses of the Variable Account as well as of the Trust. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The $30 Contract Maintenance Charge is included in the Examples as a prorated charge of $1 based on a Contract size of $30,000. For additional information, see "Charges and Deductions" in this Prospectus and "Management" in the Trust Prospectus.

Premium taxes are not reflected in the Examples. Premium taxes may apply.

Examples

If the Contract is fully surrendered at the end of the applicable time period and no prior surrenders have occurred,  the Contract
Owner  would have  incurred  the  following  expenses on a $1,000  investment,  assuming a 5% annual  return on assets  compounded annually:


                                                                                     1 Year   3 Years  5 Years 10 Years
------------------------------------------------------------------------------------------------------------------------------------

Capital Growth Fund                                                                    $66      $ 93     $125     $260
Global Health Care Securities Fund*                                                    $66      $ 96     $130     $270
Global Utilities Securities Fund                                                       $63      $ 85     $111     $232
Growth and Income Fund                                                                 $63      $ 84     $111     $231
High Income Fund                                                                       $63      $ 86     $113     $235
Income Securities Fund                                                                 $63      $ 85     $111     $232
Money Market Fund                                                                      $63      $ 86     $113     $235
Mutual Discovery Securities Fund                                                       $68      $102     $140     $290
Mutual Shares Securities Fund                                                          $66      $ 94     $127     $263
Natural Resources Securities Fund                                                      $65      $ 90     $121     $252
Real Estate Securities Fund                                                            $63      $ 86     $113     $236
Rising Dividends Fund                                                                  $65      $ 92     $124     $257
Small Cap Fund                                                                         $66      $ 93     $125     $260
Templeton Developing Markets Equity Fund                                               $72      $112     $158     $325
Templeton Global Asset Allocation Fund                                                 $67      $ 98     $134     $278
Templeton Global Growth Fund                                                           $67      $ 96     $131     $272
Templeton Global Income Securities Fund                                                $64      $ 88     $118     $245
Templeton International Equity Fund                                                    $67      $ 97     $131     $273
Templeton International Smaller Companies Fund                                         $68      $102     $140     $290
Templeton Pacific Growth Fund                                                          $68      $101     $138     $287
U.S. Government Securities Fund                                                        $63      $ 85     $111     $232
Value Securities Fund*                                                                 $66      $ 94     $127     $264
Zero Coupon Fund - 2000+                                                               $62      $ 82     $106     $222
Zero Coupon Fund - 2005+                                                               $62      $ 82     $106     $222
Zero Coupon Fund - 2010+                                                               $62      $ 82     $106     $222


*Estimated
+Calculated with waiver of fees

If the  Contract  is not  surrendered  at the end of the  applicable  time  period and no prior  surrenders  have  occurred  or is annuitized,  the Contract Owner would have incurred the following expenses on a $1,000 investment,  assuming a 5% annual return on assets compounded annually:

                                                                                     1 Year   3 Years  5 Years 10 Years
------------------------------------------------------------------------------------------------------------------------------------

Capital Growth Fund                                                                    $23       $71     $121     $260
Global Health Care Securities Fund*                                                    $24       $74     $126     $270
Global Utilities Securities Fund                                                       $20       $63     $108     $232
Growth and Income Fund                                                                 $20       $62     $107     $231
High Income Fund                                                                       $21       $64     $109     $235
Income Securities Fund                                                                 $20       $63     $108     $232
Money Market Fund                                                                      $21       $64     $109     $235
Mutual Discovery Securities Fund                                                       $26       $80     $136     $290
Mutual Shares Securities Fund                                                          $23       $72     $123     $263
Natural Resources Securities Fund                                                      $22       $68     $117     $252
Real Estate Securities Fund                                                            $21       $64     $110     $236
Rising Dividends Fund                                                                  $23       $70     $120     $257
Small Cap Fund                                                                         $23       $71     $121     $260
Templeton Developing Markets Equity Fund                                               $30       $90     $154     $325
Templeton Global Asset Allocation Fund                                                 $25       $76     $130     $278
Templeton Global Growth Fund                                                           $24       $74     $127     $272
Templeton Global Income Securities Fund                                                $22       $66     $114     $245
Templeton International Equity Fund                                                    $24       $75     $128     $273
Templeton International Smaller Companies Fund                                         $26       $80     $136     $290
Templeton Pacific Growth Fund                                                          $26       $79     $135     $287
U.S. Government Securities Fund                                                        $20       $63     $108     $232
Value Securities Fund*                                                                $23        $72     $123     $264
Zero Coupon Fund - 2000+                                                               $19       $60     $102     $222
Zero Coupon Fund - 2005+                                                               $19       $60     $102     $222
Zero Coupon Fund - 2010+                                                               $19       $60     $102     $222


*Estimated
+Calculated with waiver of fees

Condensed Financial Information

The financial  statements of Preferred Life Insurance Company of New York and of Preferred Life Variable Account C may be found in the Statement of Additional Information.


The table below gives per  accumulation  unit  information  about the  financial  history of each  Contract  Sub-Account  from the inception of each to December 31, 1997.+


This information should be read in conjunction with the financial statements and related notes to the Variable Account included in the Statement of Additional Information.


(Number of units in thousands)                  Global    Global   Growth                                     Mutual
                                      Capital Health CareUtilities   and       High     Income      Money    Discovery
Contract Sub-Accounts:                Growth  Securities+Securities*Income    Income  Securities   Market   Securities
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at
 beginning of period                 $11.254      NA     $20.654   $19.490    $19.375   $21.708    $13.359   $10.180
Unit value at end of period          $13.130      NA     $25.818   $24.551    $21.312   $25.065    $13.865   $11.983
Number of units outstanding
 at end of period                        622      NA       3,699     4,952      2,110     3,991      2,155       924
Year Ended Dec. 31, 1996
Unit value at
 beginning of period                     $10.214**NA     $19.565   $17.310    $17.252   $19.785    $12.883       $10.122**
Unit value at end of period          $11.254      NA     $20.654   $19.490    $19.375   $21.708    $13.359   $10.180
Number of units outstanding
 at end of period                        225      NA       4,998     5,070      2,164     4,519      2,433        27
Year Ended Dec. 31, 1995
Unit value at
 beginning of period                      NA      NA     $15.104   $13.215    $14.608   $16.392    $12.354        NA
Unit value at end of period               NA      NA     $19.565   $17.310    $17.252   $19.785    $12.883        NA
Number of units outstanding
 at end of period                         NA      NA       5,916     4,346      2,075     4,567      2,218        NA
Year Ended Dec. 31, 1994
Unit value at
 beginning of period                      NA      NA     $17.319   $13.677    $15.155   $17.734    $12.066        NA
Unit value at end of period               NA      NA     $15.104   $13.215    $14.608   $16.392    $12.354        NA
Number of units outstanding
 at end of period                         NA      NA       6,317     3,452      1,710     4,416      2,487        NA
Year Ended Dec. 31, 1993
Unit value at
 beginning of period                      NA      NA     $15.889   $12.574    $13.278   $15.163    $11.932        NA
Unit value at end of period               NA      NA     $17.319   $13.677    $15.155   $17.734    $12.066        NA
Number of units outstanding at
 end of period                            NA      NA       7,479     2,402      1,135     2,634        627        NA
Year Ended Dec. 31, 1992
Unit value at
 beginning of period                      NA      NA     $14.821   $11.949    $11.583   $13.580    $11.742        NA
Unit value at end of period               NA      NA     $15.889   $12.574    $13.278   $15.163    $11.932        NA
Number of units outstanding at
 end of period                            NA      NA       2,519     1,227        266       668        301        NA
Period from Inception**
 to Dec. 31, 1991                         NA      NA     $13.234   $11.061    $11.043   $12.811    $11.623        NA
Unit value at end of period               NA      NA     $14.821   $11.949    $11.583   $13.580    $11.742        NA
Number of units outstanding
 at end of period                         NA      NA         166       125         37        35         62        NA



(Number of units in thousands)Mutual     Natural     Real                            Templeton   Templeton  Templeton
                             Shares     Resources   Estate      Rising      Small   Developing Global Asset  Global
Contract Sub-Accounts:     Securities  Securities Securities   Dividends     Cap  Markets EquityAllocation   Growth
---------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at
 beginning of period         $10.330    $14.467     $23.668     $15.303    $12.913    $11.487    $12.514     $13.560
Unit value at
 end of period               $11.993    $11.559     $28.169     $20.074    $14.952    $10.340    $13.786     $15.176
Number of units
 outstanding at
  end of period                1,823        458         942       3,489        938      1,160        424       2,594
Year Ended Dec. 31, 1996
Unit value at
 beginning of period             $10.112**$14.109   $18.073     $12.498        $12.517**$ 9.582  $10.591     $11.339
Unit value at
 end of period               $10.330    $14.467     $23.668     $15.303    $12.913    $11.487    $12.514     $13.560
Number of units
 outstanding at
 end of period                    43        566         859       3,394        416      1,042        300       2,146
Year Ended Dec. 31, 1995
Unit value at
 beginning of period              NA    $13.979     $15.594     $ 9.769         NA    $ 9.454         $10.322**$10.201
Unit value at
 end of period                    NA    $14.109     $18.073     $12.498         NA    $ 9.582    $10.591     $11.339
Number of units
 outstanding at
 end of period                    NA        516         794       3,182         NA        757         36       1.417
Year Ended Dec. 31, 1994
Unit value at
 beginning of period              NA    $14.464     $15.369     $10.327         NA        $ 9.994**   NA         $ 9.984**
Unit value at
 end of period                    NA    $13.979     $15.594     $ 9.769         NA    $ 9.454         NA     $10.201
Number of units
 outstanding at
 end of period                    NA        647         900       2,936         NA        591         NA         921
Year Ended Dec. 31, 1993
Unit value at
 beginning of period              NA    $ 9.424     $13.095     $10.848         NA         NA         NA          NA
Unit value at
 end of period                    NA    $14.464     $15.369     $10.327         NA         NA         NA          NA
Number of units
 outstanding at
 end of period                    NA        391         437       2,772         NA         NA         NA          NA
Year Ended Dec. 31, 1992
Unit value at
 beginning of period              NA    $10.635     $11.848         $ 9.992**   NA         NA         NA          NA
Unit value at
 end of period                    NA    $ 9.424     $13.095     $10.848         NA         NA         NA          NA
Number of units
 outstanding at
 end of period                    NA         30          77         617         NA         NA         NA          NA
Period from Inception**
 to Dec. 31, 1991                 NA    $10.433     $10.787          NA         NA         NA         NA          NA
Unit value at
 end of period                    NA    $10.635     $11.848          NA         NA         NA         NA          NA
Number of units
 outstanding at
 end of period                    NA          5           8          NA         NA         NA         NA          NA



(Number of units in thousands)
                           Templeton Templeton  Templeton               U.S.
                            Global    Inter-     Inter-    Templeton   Govern-               Zero      Zero      Zero
Contract                    Income   national   national    Pacific     ment        Value   Coupon    Coupon    Coupon
Sub-Accounts:             Securities  Equity  Smaller Cos.  Growth   Securities  Securities+ 2000      2005      2010
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at
 beginning of period       $16.781    $16.081   $11.145    $14.932     $16.650       NA     $18.475   $20.517  $21.522
Unit value at
 end of period             $16.957    $17.711   $10.825    $ 9.431     $17.947       NA     $19.512   $22.532  $24.740
Number of units
 outstanding at
 end of period               1,072      4,063       173      1,251       4,844       NA       1,087       345      292
Year Ended Dec. 31, 1996
Unit value at
 beginning of period       $15.522    $13.263       $10.174**$13.630   $16.298       NA     $18.294   $20.914  $22.431
Unit value at
 end of period             $16.781    $16.081   $11.145    $14.932     $16.650       NA     $18.475   $20.517  $21.522
Number of units
 outstanding at
 end of period               1,354      4,375        65      1,751       6,017       NA       1,358       428      348
Year Ended Dec. 31, 1995
Unit value at
 beginning of period       $13.726    $12.161        NA    $12.802     $13.835       NA     $15.373   $16.096  $15.930
Unit value at
 end of period             $15.522    $13.263        NA    $13.630     $16.298       NA     $18.294   $20.914  $22.431
Number of units
 outstanding at
 end of period               1,472      4,073        NA      1,811       5,089       NA       1,416       456      372
Year Ended Dec. 31, 1994
Unit value at
 beginning of period       $14.650    $12.226        NA    $14.233     $14.698       NA     $16.717   $18.050  $18.144
Unit value at
 end of period             $13.726    $12.161        NA    $12.802     $13.835       NA     $15.373   $16.096  $15.930
Number of units
 outstanding at
 end of period               1,667      4,079        NA      2,112       5,331       NA       1,158       403      252
Year Ended Dec. 31, 1993
Unit value at
 beginning of period       $12.733    $ 9.642        NA    $ 9.761     $13.586       NA     $14.595   $14.975  $14.670
Unit value at
 end of period             $14.650    $12.226        NA    $14.233     $14.698       NA     $16.717   $18.050  $18.144
Number of units
 outstanding at
 end of period               1,045      1,346        NA        915       6,108       NA         795       341      193
Year Ended Dec. 31, 1992
Unit value at
 beginning of period       $12.962        $ 9.992**  NA        $ 9.992**$12.798      NA     $13.570   $13.705  $13.482
Unit value at
  end of period            $12.733        $ 9.642    NA        $ 9.761 $13.586       NA     $14.595   $14.975  $14.670
Number of units
 outstanding at
 end of period                 406         88        NA         58       2,266       NA         397       108       60
Period from Inception**
 to Dec. 31, 1991          $12.296         NA        NA         NA     $12.036       NA     $12.274   $12.369  $12.013
Unit value at
 end of period             $12.962         NA        NA         NA     $12.798       NA     $13.570   $13.705  $13.482
Number of units
 outstanding at
 end of period                  47         NA        NA         NA         213       NA           6         3        1



+The Global Health Care Securities Sub-Account and the Value Securities Sub-Account commenced operations May 1, 1998.

*Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.

**Unit Value at inception.

The Accumulation Unit Value for each Contract Sub-Account was initially arbitrarily set. The inception date for all Contract Sub-Accounts, except those noted below, was September 6, 1991. Inception was 3/10/92 for the Rising Dividends, Templeton International Equity, and Templeton Pacific Growth Sub-Accounts; 4/25/94 for the Templeton Developing Markets Equity and Templeton Global Growth Sub-Accounts; 8/4/95 for the Templeton Global Asset Allocation Sub-Account; 6/10/96 for the Capital Growth, Small Cap, and Templeton
International  Smaller  Companies  Sub-Accounts;  and  12/2/96  for  the  Mutual
Discovery Securities and Mutual Shares Securities Sub-Accounts. The Global Health Care Securities and Value Securities Sub-Accounts will commence operations when they are approved by the New York Insurance Department.


The Company
-------------------------------------------------------------------------------

Preferred Life Insurance Company of New York (the "Company") is a stock life insurance company organized under the laws of the state of New York. The Company is a wholly-owned subsidiary of Allianz Life Insurance Company of North America ("Allianz Life"). Allianz Life is headquartered in Minneapolis, Minnesota. The Company is authorized to do direct business in six states, including New York. The Company offers group life, group accident and health insurance and variable annuity products.

NALAC Financial Plans, LLC is a wholly-owned subsidiary of Allianz Life. It is the principal underwriter of the Contracts. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Contracts.

Administration  for the Contract is provided at the Company's  Valuemark Service
Center: Preferred Life Annuity Service Office, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031, (800) 624-0197.

The Variable Account
--------------------------------------------------------------------------------

The Variable Account was established pursuant to a resolution of the Board of Directors on February 26, 1988. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves and other contract liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.


The Variable Account is divided into Contract Sub-Accounts with the assets of each Contract Sub-Account invested in one of the Portfolios of Franklin Valuemark Funds. Currently, there are twenty-five Portfolios available under Franklin Valuemark Funds.


Franklin Valuemark Funds
-------------------------------------------------------------------------------


Each of the Contract Sub-Accounts of the Variable Account is invested solely in the shares of one of the Portfolios of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Portfolio and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus. THE GLOBAL HEALTH CARE SECURITIES FUND AND THE VALUE SECURITIES FUND ARE NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.)


PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.


Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc.
(TIC). Certain managers have retained one or more affiliated subadvisers. The following is a list of the Portfolios available under the Contract:

                                              Investment
Available Portfolios                            Managers
--------------------------------------------------------------------------------
PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
 Money Market Fund                               FA
PORTFOLIOS SEEKING
CURRENT INCOME
 High Income Fund                                FA
 Templeton Global
  Income Securities Fund                         FA
 U.S. Government Securities Fund                 FA
 Zero Coupon Funds -
  2000, 2005, 2010                               FA
PORTFOLIOS SEEKING
GROWTH AND INCOME
 Global Utilities Securities Fund
  (formerly, Utility Equity Fund)                FA
 Growth and Income Fund                          FA
 Income Securities Fund                          FA
 Mutual Shares Securities Fund                   FMA
 Real Estate Securities Fund                     FA
 Rising Dividends Fund                           FAS
 Templeton Global Asset
  Allocation Fund                                TGA
 Value Securities Fund                           FAS
PORTFOLIOS SEEKING
CAPITAL GROWTH
 Capital Growth Fund                             FA
 Global Health Care Securities Fund              FA
 Mutual Discovery Securities Fund                FMA
 Natural Resources Securities Fund               FA
 Small Cap Fund                                  FA
 Templeton Developing Markets
  Equity Fund                                    TAM
 Templeton Global Growth Fund                    TGA
 Templeton International
  Equity Fund                                    FA
 Templeton International
  Smaller Companies Fund                         TIC
 Templeton Pacific Growth Fund                   FA
--------------------------------------------------------------------------------


General


There is no assurance that the investment objectives of any of the Portfolios will be met. Contract Owners bear the complete investment risk for Contract Values allocated to a Contract Sub-Account.

Additional Portfolios and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")


Substitution of Securities


The Company may substitute one of the Portfolios Contract Owners have selected with another Portfolio. The Company would not do this without the prior approval of the Securities and Exchange Commission. The Company will give Contract Owners notice of its intention to do this.


Voting Privileges

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Charges and Deductions
--------------------------------------------------------------------------------

Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are:

Deduction for Contingent Deferred
Sales Charge (Sales Load)

If all or a portion of the Surrender Value (see "Surrenders") is surrendered, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each surrender and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those purchase payments received within five (5) years of the date of surrender. In calculating the Contingent Deferred Sales Charge, purchase payments are allocated to the amount surrendered on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating purchase payments to the amount surrendered; (b) multiplying each such allocated purchase payment that has been held under the Contract for the period by the charge shown below:


                   Years Since
                     Payment     Charge
                   --------------------
                       0-1         5%
                       1-2         5%
                       2-3         4%
                       3-4         3%
                       4-5         1.5%
                       5+          0


and (c) adding the products of each multiplication in (b) above. The charge will not exceed 5% of the purchase payments.

Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. No Contingent Deferred Sales Charge will be deducted from purchase payments which have been held under the Contract for more than five (5) Contract Years or as annuity payments. See also "Surrenders - Systematic Withdrawal." The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect. (See "Charges and Deductions - Reduction or Elimination of Contingent Deferred Sales Charge.")

For a partial surrender, the Contingent Deferred Sales Charge will be deducted from the remaining Contract Value, if sufficient; otherwise it will be deducted from the amount surrendered. The amount deducted from the Contract Value will be determined by canceling Accumulation Units from each applicable Contract Sub-Account in the ratio that the value of each Contract Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above method of cancellation is desired.

Reduction or Elimination of
Contingent Deferred Sales Charge

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will unfairly discriminate against any person.

Deduction for Mortality and Expense Risk Charge

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. The mortality risk borne by the Company arises from its contractual obligation to make annuity payments (determined in accordance with the Annuity Options and other provisions contained in the Contract) regardless of how long all Annuitants may live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the annuity payments the Annuitant will receive under the Contract.

Furthermore, the Company bears a mortality risk, regardless of the Annuity Option selected, in that it guarantees the purchase rates for the annuity income options available under the Contract whether for fixed payment options or variable payment options. In addition, the Company assumes a mortality risk for the guaranteed death benefit provided under the Contract. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

Deduction for Administrative Expense Charge

The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and reporting requirements.

Deduction for Contract Maintenance Charge


The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. Prior to the Income Date, the charge is waived for contracts having Contract Values or purchase payments less surrenders of $100,000.00 or more. Currently, the charge is also waived during the Annuity Period if the Contract Value at the time of annuitization is at least $100,000. This charge is to reimburse the Company for its administrative expenses (see above). Prior to the Income Date, this charge is deducted by canceling Accumulation Units from each applicable Contract Sub-Account in the ratio that the value of each Contract Sub-Account bears to the total Contract Value. When the Contract is surrendered for its full Surrender Value on other than a Contract Anniversary, the entire Contract Maintenance Charge will be deducted at the time of surrender. On and after the Income Date, if the Contract Maintenance Charge is deducted, the charge will be collected pro rata on a monthly basis ($2.50 per month) and will result in a reduction of the monthly annuity payments.


Deduction for Premium Taxes

Premium taxes or other taxes payable to a state, municipality or other governmental entity will be charged against the Contract Values. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the purchase payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. Currently, the state of New York does not assess a premium tax on variable annuity contracts; however, there is no assurance that such a tax will not be assessed in the future.

Deduction for Income Taxes

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. Currently, no federal income taxes are assessed against the Variable Account. However, if the tax laws should change, the Company reserves the right to deduct the amount of such taxes from the Variable Account.

Deduction for Trust Expenses

There are other deductions from the assets of the Franklin Valuemark Funds for operating expenses (including management fees), which are described in the accompanying Trust prospectus.

Deduction for Transfer Fee

A Contract Owner may transfer all or a part of the Contract Owner's interest among the Contract Sub-Accounts without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. The maximum transfer fee that the Company may deduct, per transfer, is the lesser of $25 or 2% of the amount transferred. Currently, twelve transfers may be made in a Contract Year prior to the Income Date without a charge. Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Currently, prescheduled automatic dollar cost averaging transfers are not counted. The Company charges a fee for all transfers after the Income Date, which fee, per transfer, will not exceed the lesser of $25 or 2% of the amount transferred. The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.

The Contracts
-------------------------------------------------------------------------------

Ownership


The Contract Owner and if provided for in the Contract, any Joint Owner, has all rights and may receive all benefits under the Contract. The Contract Owner, if provided for in the Contract, may name a Contingent Owner or change the Contract Owner at any time. Any Contingent Owner must be the spouse of the Contract Owner. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable) may elect to keep the Contract in force and become the new Contract Owner. The Annuitant becomes the Owner on and after the Income Date. A change of Contract Owner or Contingent Owner will automatically revoke any prior designation of Contract Owner or Contingent Owner. A request for change must be: (1) made in writing; and (2) received by the Company at its Valuemark Service Center. After the transfer is recorded, the change will become effective as of the date the written request is signed. A new designation of Contract Owner (as applicable) will not apply to any payment made or action taken by the Company prior to the time it was received.


For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

Assignment

The Contract Owner may assign the Contract at any time during his or her lifetime. A copy of any assignment must be filed with the Valuemark Service Center. The Company is not responsible for the validity of any assignment. If the Contract Owner assigns the Contract, the Contract Owner's rights and those of any revocably-named person will be subject to the assignment. The Company will not be bound by any assignment until written notice is received by the Company at its Valuemark Service Center.

If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

Beneficiary

One or more Beneficiaries and/or Contingent Beneficiaries are named in the application, and unless changed, are entitled to receive any death benefits to be paid. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable) will be the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated.

Change of Beneficiary

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its Valuemark Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Valuemark Service Center after the Annuitant or Contract Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

Annuitant

The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 80 years old. The Annuitant may be changed at any time prior to the Income Date unless the Contract is owned by a non-natural person. (See "Death of the Annuitant Prior to the Income Date.") Joint Annuitants are allowed at the time of annuitization only. The Annuitant has no rights or privileges prior to the Income Date. When an Annuity Option is elected, the amount payable as of the Income Date is based on the age (and sex, where permissible) of the Annuitant, as well as the Option selected and the Contract Value. The Annuitant becomes the Contract Owner on or after the Income Date.

Death of the Contract Owner
Before the Income Date


In those Contracts where a Contingent Owner has been named, in the event of the death of the Contract Owner prior to the Income Date, the Contingent Owner, if any becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. In those Contracts where Joint Owners have been named, upon the death of either Joint Owner prior to the Income Date, the surviving Joint Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. Only the Contract Owner's spouse may be the Contingent Owner. If there is no surviving Contingent Owner or Joint Owner, a death benefit is payable to the Beneficiary designated by the Contract Owner. The value of the death benefit will be determined as of the Valuation Period next computed after receipt of both due proof of death and a payment election by the Company at the Valuemark Service Center. Some states, including New York, require the submission of tax forms in connection with death benefit proceeds under certain circumstances. Receipt of such forms by the Company may delay the payment of death benefits. During any period occasioned by such delay, the Company will place the proceeds in the Company's general account and the proceeds will accrue interest until the date of payment.


The guaranteed death benefit is:

1. On the date of issue, the guaranteed death benefit is equal to the purchase payment.

2. After the date of issue, the guaranteed death benefit will be the sum of all purchase payments made minus any amounts surrendered or paid by the Company.

The guaranteed death benefit will never be less than the Contract Value as of the most recent five year Contract Anniversary preceding the earlier of (a) the date of death of the Contract Owner or (b) the date of the Contract Owner's 81st birthday, plus subsequent purchase payments minus subsequent surrenders.

The Beneficiary may, at any time before the end of a sixty (60) day period following receipt of proof of death, elect the death benefit to be paid under one of the following options:


A. Lump sum payment of the death benefit (The value of the death benefit is equal to the greater of the guaranteed death benefit or the Surrender Value as of the Valuation Period next computed after receipt of both due proof of death and a payment election by the Company);

B. Payment of the entire death benefit within five years of the date of the Contract Owner's death (The value of the death benefit under Option B is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next computed after receipt of both due proof of death and a payment election by the Company. If the Contract Value is the greater, it will be the death benefit. Any distribution of such death benefit will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges. If the guaranteed death benefit is the greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. No additional purchase payments will be accepted after the death of the Contract Owner.);

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Provisions - Annuity Options"). (The value of the death benefit under Option C is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next computed after receipt of both due proof of death and a payment election by the Company. If the Contract Value is greater, it will be treated as the death benefit. If the guaranteed death benefit is greater, it will be the death benefit.); or

D. If the designated Beneficiary is the Contract Owner's spouse, he/she can continue the Contract in his/her own name. (The value of the death benefit under Option D is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next computed after receipt of both due proof of death and a payment election by the Company. If the Contract Value is greater, it will remain the Contract Value. If the guaranteed death benefit is greater, it will become the new Contract Value. Any distribution by the new Contract Owner will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges.)

If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death and receipt of any required state tax forms.


Death of the Annuitant Prior to the Income Date

If the Annuitant dies on or before the Income Date and the Annuitant is different from the Contract Owner, the Contract Owner may designate a new Annuitant. If one is not designated, the Contract Owner will be the Annuitant, provided the Contract Owner is a natural person.

If the Contract Owner is a non-natural person, then for the purposes of the death benefit, the Annuitant shall be treated as the Contract Owner and the death of the Annuitant shall be treated as a death of the Contract Owner.

Death of the Annuitant After the Income Date


If the Annuitant dies on or after the Income Date, the remaining payments, if any, will be payable to the Beneficiary as specified in the Annuity Option elected. The Company will require proof of the Annuitant's death. The remaining payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


Annuity Provisions
--------------------------------------------------------------------------------

Income Date

The Contract Owner selects an Income Date at the time of application (or at the time of issue for certain Contracts). The Income Date must always be the first day of a calendar month. The earliest Income Date is five years after the Effective Date. The Income Date may not be later than the month following the Annuitant's 85th birthday or 10 years from the Effective Date if later. If no Income Date is selected on the application, the date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the effective date.

Change in Income Date and Annuity Option

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, change the Income Date. The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday, or 10 years from the Effective Date, if later. The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, select and/or change the Annuity Option.

Annuity Options

Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. These may be on a fixed or variable basis, or a combination thereof. The Annuity Option must be selected at least 30 days prior to the Income Date. The Company may, at the time of election of an Annuity Option, offer more favorable rates in lieu of those guaranteed. The Company also may make available other options.

Fixed Options

Under a fixed option, once the selection has been made and payments have begun, the amount of the payments will not vary. The fixed options currently available are:

OPTION 1 - LIFE ANNUITY WITH OPTIONAL GUARANTEE PERIOD. The Company will make equal monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made and on the guaranteed period chosen. If the Annuitant dies within the guaranteed period, the discounted value of the unpaid guaranteed payments will be paid by the Company as a final payment.

OPTION 2 - LIFE ANNUITY WITH CASH REFUND. The Company will pay equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made.

Variable Options


The actual dollar amount of variable annuity payments is dependent upon (i) the Contract Value at the time of annuitization, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Contract Sub-Accounts selected.

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the age (and sex, where permissible) of the Annuitant and any joint Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Contract Sub-Account of the Variable Account. The number of Annuity Units is determined for each Contract Sub-Account and is based upon the available value in each Contract Sub-Account as of the date annuity payments are to begin. The dollar amount determined for each Contract Sub-Account will then be aggregated for purposes of making payments.

The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Contract Sub-Account times the Annuity Unit value for that Contract Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.


The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate ("AIR"). Other AIR choices may be available at the time of annuitization. If the actual net investment rate exceeds the AIR, payments will increase. Conversely, if the actual net investment rate is less than the AIR, subsequent annuity payments will decrease. Annuity payments will not decrease as long as the investment return of the Variable Account assets equals or exceeds the AIR plus 1.40% on an annual basis (that is 6.4% for the 5% AIR). If an assumed investment rate greater than 5% is used, the initial payment will be higher but the actual net investment rate will have to be higher in order for annuity payments to remain level or increase. If an AIR less than 5% is used, the initial payment will be lower but the actual net investment rate will not have to be as high for payments to remain level or increase.


The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Contract Sub-Account selected and the amount of each annuity payment will vary accordingly.


The variable options currently available are:

OPTION 3 - LIFE ANNUITY. Monthly annuity payments are paid during the life of an Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

OPTION 4 - LIFE ANNUITY WITH 10-YEAR GUARANTEE. Monthly annuity payments are paid during the life of an Annuitant, but at least for the 10-year minimum period.

OPTION 5 - JOINT AND LAST SURVIVOR ANNUITY. Monthly annuity payments are paid during the joint lifetime of the Annuitant and a designated second person and are paid thereafter during the remaining lifetime of the survivor, ceasing with the last annuity payment due prior to the survivor's death.

Purchase Payments and Contract Value
--------------------------------------------------------------------------------

Purchase Payments


The Contracts may be purchased under a flexible purchase payment plan. Purchase payments are payable in the frequency and in the amount selected by the Contract Owner. The initial purchase payment is due on the Effective Date. The initial purchase payment must be at least $2,000. Subsequent purchase payments must be at least $250. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application or purchase payment. Amounts in excess of $1 million require preapproval by the Company. The Company may, at its sole discretion, waive the minimum payment requirements under specific circumstances. The Contract Owner may elect to increase, decrease or change the frequency of purchase payments. Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.


Automatic Investment Plan

The Automatic Investment Plan (AIP) is a program by which a Contract Owner may make monthly or quarterly investments by electronic funds transfer from their checking or savings account if their bank is a member of an Automatic Clearing House. Election of this program may occur at the time a Contract is issued, or at any time thereafter by completing and signing the appropriate form and returning it to the Company. The form must be received in good order by the first of the month in order for AIP to begin that same month. Investments take place on the 20th of the month, or the next business day. AIP may not be used for the initial purchase payment.
The minimum investment that may be made by AIP is $250.

AIP is subject to any regulations that may govern the bank account, the Automatic Clearing House, or the Contract. The Company may correct any error by a debit or credit to the Contract Owner's bank account and/or Contract.

Participation in AIP may be stopped at any time at the request of the Contract Owner. When the Company is advised to stop AIP, no automatic investments will be processed until signed authorization is received to initiate the plan again. The Company will need to be notified by the first of the month in order to stop or change AIP within that month. If a transaction is rejected or returned to the Company for any reason, including stop payment, insufficient funds, or account closed, the respective number of units will be removed from the Contract Owner's account, and AIP will be discontinued.

If AIP is used for a Qualified Contract, the Contract Owner should contact his or her tax adviser for maximum contributions.

Allocation of Purchase Payments


Purchase payments are allocated to one or more of the Contract Sub-Accounts within the Variable Account as selected by the Contract Owner. For each Contract Sub-Account, purchase payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Contract Sub-Account by the value of the Accumulation Unit for the Contract Sub-Account.

The Company has the right to allocate initial purchase payments to the Money Market Sub-Account until the expiration of 15 days from the date the Contract is mailed from the Valuemark Service Center. In the event that the Company does so allocate initial purchase payments, at the end of this 15-day period the Contract Value will be allocated to the Contract Sub-Account(s) selected by the Contract Owner. Currently, however, the Company will allocate the initial purchase payment directly to the Contract Sub-Account(s) selected by the Contract Owner.


Transfers do not necessarily affect the allocation instructions for future payments. Subsequent payments will be allocated as directed by the Contract Owner; if no direction is given, the allocation will be that which has been most recently directed for payments by the Contract Owner. The Contract Owner may change the allocation of future payments without fee, penalty or other charge upon written notice to the Valuemark Service Center. A change will be effective or payments received on or after receipt of the written notice or telephone instructions.


The Company reserves the right to limit the number of Contract Sub-Accounts that a Contract Owner may have at any one time. Currently, the Contract Owner may initially select up to nine Contract Sub-Accounts, and may only be invested in a maximum of ten Contract Sub-Accounts at any one time throughout the life of the Contract. The Company reserves the right to change the maximum number of Contract Sub-Accounts in the future.


For initial purchase payments, if the application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days of receipt. In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application and the purchase payment within five business days. The Company will not retain purchase payments for more than five business days while processing an incomplete application, unless it has been so authorized by the purchaser.

For subsequent purchase payments, the Company will apply purchase payments to the Variable Account and credit the Contract with Accumulation Units during the Valuation Period next following the Valuation Period during which the purchase payment was received in good order.

Transfer of Contract Values


Prior to the Income Date, the Contract Owner may transfer all or part of the Contract Owner's interest in a Contract Sub-Account to another Contract Sub-Account without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. Currently, 12 transfers may be made in a Contract Year prior to the Income Date without a charge. (See "Charges and Deductions - Deduction for Transfer Fee.")

Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and may be refused. Contracts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.


After the Income Date, provided a variable annuity option was selected, the Contract Owner may make transfers. The Company charges for all transfers after the Income Date.

All transfers are subject to the following:


a. The deduction of any transfer fee that may be imposed. The transfer fee will be deducted from the amount which is transferred if the entire amount in the Contract Sub-Account is being transferred; otherwise from the amount remaining in the Contract Sub-Account from which the transfer is made.

b. The minimum amount which may be transferred is the lesser of (i) $1,000 from each Contract Sub-Account; or (ii) the Contract Owner's entire interest in the Contract Sub-Account.


c. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Contract Sub-Account will be less than $1,000.

d. Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. No transfers may occur until the end of the Free Look Period. (See "Highlights.")


e. Any transfer direction must clearly specify the amount which is to be transferred and the Contract Sub-Accounts which are to be affected.

f. After the Income Date, no transfers may be made if it would result in any selected Contract Sub-Account providing less than 10% of the annuity benefits under the Contract.


g. After the Income Date, transfers may not take place between a Fixed Annuity Option and a Variable Annuity Option.

A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions. Transfers do not change the allocation instructions for future payments. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Dollar Cost Averaging


Dollar Cost Averaging is a program which, if elected, enables a Contract Owner to systematically allocate specified dollar amounts from the Money Market Sub-Account or the U.S. Government Securities Sub-Account to the other Contract Sub-Accounts (maximum of eight) at regular intervals. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging may be selected for 12 to 36 months. The minimum amount per period to allocate is $1,000. All Dollar Cost Averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation Date). Election into this program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in either the Money Market Sub-Account or the U.S. Government Securities Sub-Account. When utilizing the Dollar Cost Averaging program, a Contract Owner must be invested in either the Money Market Sub-Account or the U.S. Government Securities Sub-Account and may invest in a maximum of eight of the other Contract Sub-Accounts.


Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or the U.S. Government Securities Sub-Account (as applicable) is insufficient to complete the next transfer; (3) the Contract Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfers scheduled to take effect that month; or (4) the Contract is terminated. The Dollar Cost Averaging program may not be active following the Income Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program. The Company does not intend to profit from any such charge. In the event there are additional transfers, the transfer fee may be charged. Transfers made pursuant to the Dollar Cost Averaging program are not counted in determining the applicability of the transfer fee.

Contract Value


The value of the Contract is the sum of the values attributable to the Contract for each Contract Sub-Account. The value of each Contract Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Contract Sub-Account by the value of an Accumulation Unit for the Contract Sub-Account.


Accumulation Unit


For each Contract Sub-Account, purchase payments are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Contract Sub-Account. The Accumulation Unit value for each Contract Sub-Account was initially arbitrarily set. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:


a. is the net result of


  1) the assets of the Contract Sub-Account attributable to Accumulation Units (i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

  2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Contract Sub-Account;


b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

c. is the number of Accumulation Units outstanding at the end of such Valuation Period.


The Company has determined that mathematically there is an alternative method for calculating the Accumulation Unit value which will result in equal values. The Company may choose to use that method at its discretion. That method is the following: The Accumulation Unit value is determined by dividing A by B and multiplying by one minus C where:

A is the net asset value per share of the Portfolio held by the Contract Sub-Account at the end of the current Valuation Period, plus any dividend or capital gains per share declared on behalf of the Portfolio that has an ex-dividend date within the current Valuation Period.

B is the net asset value per share of the Portfolio held by the Contract Sub-Account for the immediately preceding Valuation Period.

C is the Valuation period equivalent of the daily Mortality and Expense Risk Charge, the Administrative Charge, plus a charge factor, if any, for taxes or any tax reserve the Company has established as a result of the operation or maintenance of the Contract Sub-Account.


The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

Distributor
-------------------------------------------------------------------------------

NALAC  Financial  Plans,  LLC  ("NFP"),   1750  Hennepin  Avenue,   Minneapolis,
Minnesota, 55403, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life, the Company's parent. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc. ("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 6.0% of purchase payments for promotional or distribution expenses associated with the marketing of the Contracts. The New York Insurance Department now permits asset based compensation. The Company may adopt an asset based compensation program in addition to, or in lieu of, the present compensation program. In addition, commissions may be recovered from broker-dealers if a full or partial surrender occurs within 12 months of a purchase payment.

Surrenders
-------------------------------------------------------------------------------


While the Contract is in force and before the Income Date, the Company will, upon request to the Company by the Contract Owner, allow the surrender of all or a portion of the Contract for its Surrender Value. Surrenders will result in the cancellation of Accumulation Units from each applicable Contract Sub-Account in the ratio that the value of each Contract Sub-Account bears to the total Contract Value. The Contract Owner must specify which units are to be canceled if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any surrender from the Variable Account within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Surrenders - Delay of Payments.")


Certain tax surrender penalties and restrictions may apply to surrenders from the Contracts. (See "Tax Status.") For Contracts purchased in connection with
403(b) plans, the Code limits the surrender of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
(1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on surrenders became effective January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Systematic Withdrawal


The Company permits a systematic withdrawal plan which enables a Contract Owner to pre-authorize a periodic exercise of the contractual surrender rights described above. Income taxes and certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Federal Tax Status - Tax Treatment of Surrenders - Non-Qualified Contracts" and "Tax Treatment of Surrenders - Qualified Contracts.") Contract Owners entering into such a plan instruct the Company to surrender a level dollar amount from the Contract on a monthly or quarterly basis. Currently, systematic withdrawal on a monthly or quarterly basis is available to Contract Owners who have a Contract Value of $50,000 or more and on a quarterly basis only to Contract Owners who have a Contract Value of at least $20,000 but less than $50,000. The amount deducted will result in the cancellation of Accumulation Units from each applicable Contract Sub-Account in the ratio that the value of each Contract Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above mentioned method of cancellation is desired. The Company reserves the right to modify the eligibility rules at any time, without notice. The total systematic withdrawal in a Contract Year which can be made without incurring a Contingent Deferred Sales Charge is limited to not more than 9% of the Contract Value. However, the 9% limit may be increased to allow systematic withdrawals to meet applicable minimum distribution requirements for Qualified Contracts. The exercise of the systematic withdrawal plan in any Contract Year replaces the 15% free surrender amount which is allowable each year. Any other surrender in a year when the systematic withdrawal plan has been utilized will be subject to the Contingent Deferred Sales Charge.


Delay of Payments

The Company reserves the right to suspend or postpone payments for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2. and 3. exist.

Administration of the Contracts
--------------------------------------------------------------------------------

While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Contracts could be adversely affected should DVFS elect to terminate the Agreement.

Performance Data
--------------------------------------------------------------------------------

Money Market Sub-Account

From time to time, the Company may advertise the "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge.

Other Contract Sub-Accounts


From time to time, the Company may publish the current yields and total returns of the other Contract Sub-Accounts in sales literature, advertisements and communications to Contract Owners. The current yield for each Contract Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Portfolio during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the Contract Sub-Account's average annual total return over the most recent four calendar quarters, the period from the Contract Sub-Account's inception of operations, and, for Contract Sub-Accounts in existence for five years or more, for five years. The average annual total return is based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment of the Accumulation Unit value at the beginning of the specified period and the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge, Contingent Deferred Sales Charge, and Contract Maintenance Charge. Each Contract Sub-Account may also advertise cumulative and total return information over different periods of time without the Contingent Deferred Sales Charge and Contract Maintenance Charge. The performance of the Contract Sub-Accounts reflects the historical performance of the Portfolios whose inception dates preceded the inception dates of the Contract Sub-Accounts. Performance information for the Portfolios may also be advertised; see the Trust prospectus for more information.

The Company may, in addition, advertise or present yield or total return performance information computed on a different basis. Contract Owners should note that the investment results of each Contract Sub-Account will fluctuate over time, and any presentation of a Contract Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. Hypothetical performance illustrations, for a hypothetical contract, may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the Statement of Additional Information.


Performance Ranking


The performance of each or all of the Contract Sub-Accounts of the Variable Account may be compared in its advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Contract Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.


Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which Portfolios provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.


Federal Tax Status
--------------------------------------------------------------------------------


NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the managers for the Trust in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such
Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions.) Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Surrenders -
Non-Qualified Contracts


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount surrendered will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Surrendered earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.


The above information does not apply to Qualified Contracts. However, separate tax surrender penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")

Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain surrender penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")

a. H.R. 10 Plans

   Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation, and the tax treatment of distributions and surrenders. (See "Tax Treatment of Surrenders Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Tax-Sheltered Annuities

    Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Surrenders - Qualified Contracts" and "Tax Sheltered Annuities - Surrender Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Individual Retirement Annuities

   Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Surrenders - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


    Roth IRAs

   Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

   Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 591/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

   Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

   Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


d. Corporate Pension and Profit-Sharing Plans

   Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Surrenders - Qualified Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Surrenders -
Qualified Contracts


In the case of a surrender under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d), and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


Tax-Sheltered Annuities - Surrender Limitations

The Code limits the surrender of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Financial Statements
-------------------------------------------------------------------------------


Audited financial statements of the Company and audited financial statements of the Variable Account as of and for the year ended December 31, 1997 are included in the Statement of Additional Information.


Legal Proceedings
-------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

Table of Contents of the
Statement of Additional Information
-------------------------------------------------------------------------------


Item                                               Page
Company .........................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Calculation of Performance Data .................     2
  Total Return ..................................     2
  Yield .........................................     2
  Performance Ranking ...........................     3
  Performance Information .......................     3
Annuity Provisions ..............................     6
  Variable Annuity Payout .......................     6
  Annuity Unit Value ............................     6
  Fixed Annuity Payout ..........................     7
Financial Statements ............................     7





                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                                   May 1, 1998


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019, (800) 342-3863.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1998, AND AS MAY BE AMENDED FROM TIME TO TIME.



Table of Contents


Contents                                           Page
Company........................................       2
Experts........................................       2
Legal Opinions.................................       2
Distributor....................................       2
Calculation of Performance Data................       2
 Total Return..................................       2
 Yield.........................................       2
 Performance Ranking...........................       3
 Performance Information.......................       3
Annuity Provisions.............................       6
 Variable Annuity Payout.......................       6
 Annuity Unit Value............................       6
 Fixed Annuity Payout..........................       7
Financial Statements...........................       7



Company

Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A+e (Superior, parent rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------


The financial statements of Preferred Life Variable Account C and the financial statements of the Company as of and for the year ended December 31, 1997 included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
-------------------------------------------------------------------------------


Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


Distributor
--------------------------------------------------------------------------------

NALAC Financial Plans, LLC, a subsidiary of Allianz Life Insurance Company of North America, the Company's parent, acts as the distributor. The offering is on a continuous basis.

Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return


From time to time,  the  Company  may  advertise  the  performance  data for the
Contract Sub-Accounts in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Contract Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Portfolios and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.


The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
                                  P(1+T)n = ERV
where:

P   = a hypothetical initial payment of $1,000;

T   = average annual total return;

n   = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Yield


The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Contract Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Contract Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)


For the seven-day period ending on 12/31/97, the Money Market Sub-Account had a current yield of 3.88% and an effective yield of 3.95%. The yield information assumes that the Contract Sub-Account was invested in the Money Market Fund for the time period shown.

Other  Contract  Sub-Accounts.  The  Company  may  also  quote  yield  in  sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Contract Sub-Accounts. Each Contract Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

Yield =  2  [((a-b) + 1)6 - 1]
              -----
              cd
where:

a = net investment income earned during the period by the Fund attributable to shares owned by the Contract Sub-Account;

b  =  expenses accrued for the period (net of reimbursements);

c = the average daily number of accumulation units outstanding during the period;

d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Contract Sub-Account (other than the Money Market Sub-Account).

Performance Ranking


Total return information for the Contract Sub-Accounts and the Portfolios may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).
From time to time, evaluation of performance by independent sources may also be used.


Performance Information


Total returns reflect all aspects of a Contract Sub-Account's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Contract Sub-Account's value over the period. The performance of the Contract Sub-Accounts reflects the historical performance of the Portfolios whose inception dates preceded the inception dates of the Contract Sub-Accounts.


The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio and are shown both with and without the deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge. Past performance does not guarantee future results.

Standardized Total Return


Average Annual Total Return for the periods ended December 31, 1997: With Contingent Deferred Sales Charge and Other Charges


                                    Portfolio
                                                                             Inception     One     Five      Since
Sub-Account                                                                    Date       Year     Year    Inception
------------------------------------------------------------------------------------------------------------------------------------
Capital Growth ...........................................................     5/1/96       12.31%   NA        15.72%
Global Health Care Securities1 ...........................................     5/1/98       NA       NA        NA
Global Utilities Securities2 .............................................    1/24/89       20.65%   10.05%    11.12%
Growth and Income ........................................................    1/24/89       21.62%   14.19%    10.49%
High Income ..............................................................    1/24/89        5.65%    9.79%     8.75%
Income Securities ........................................................    1/24/89       11.11%   10.44%    10.75%
Money Market .............................................................    1/24/89       -0.57%    2.89%     3.64%
Mutual Discovery Securities ..............................................    11/8/96       13.36%   NA        13.95%
Mutual Shares Securities .................................................    11/8/96       11.75%   NA        14.03%
Natural Resources Securities .............................................    1/24/89      -24.45%    4.03%     1.55%
Real Estate Securities ...................................................    1/24/89       14.67%   16.43%    12.20%
Rising Dividends ........................................................     1/27/92       26.83%   12.96%    12.37%
Small Cap ................................................................    11/1/95       11.44%   NA        19.46%
Templeton Developing Markets Equity ......................................    3/15/94      -14.34%   NA          .47%
Templeton Global Asset Allocation ........................................     5/1/95        5.81%   NA        11.99%
Templeton Global Growth ..................................................    3/15/94        7.57%   NA        11.28%
Templeton Global Income Securities .......................................    1/24/89       -3.30%    5.75%     6.01%
Templeton International Equity  ..........................................    1/27/92        5.79%   12.81%    10.03%
Templeton International Smaller Companies ................................     5/1/96       -7.22%   NA         2.71%
Templeton Pacific Growth .................................................    1/27/92      -41.19% -.84%       -1.07%
U.S. Government Securities ...............................................    3/14/89        3.44%    5.57%     6.79%
Value Securities1 ........................................................     5/1/98       NA       NA        NA
Zero Coupon - 2000+ ......................................................    3/14/89        1.27%    5.83%     7.81%
Zero Coupon - 2005+  .....................................................    3/14/89        5.47%    8.38%     9.59%
Zero Coupon - 2010+  .....................................................    3/14/89       10.60%   10.89%    10.76%

1As of  December  31,  1997,  the Global  Health Care  Securities  and the Value  Securities  Sub-Accounts  had not yet  commenced operations.

2Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.

+Calculated with waiver of fees.


Non-Standardized Total Return


Total Return for the periods ended December 31, 1997: Without Contingent Deferred Sales Charge or Contract Maintenance Charge


                                                   Annual Total Return               Cumulative Total Return
                                                  ------------------------------          -----------------------
                                     Portfolio
                                     Inception    One     Three     Five      Since     Three     Five       Since
Sub-Account                            Date      Year     Year      Year    Inception   Year      Year     Inception
------------------------------------------------------------------------------------------------------------------------------------
Capital Growth ....................    5/1/96      16.66%   NA        NA        17.73%    NA         NA        31.30%
Global Health Care
 Securities1 ......................    5/1/98      NA       NA        NA        NA        NA         NA        NA
Global Utilities Securities2 ......   1/24/89      25.00%   19.57%    10.20%    11.19%    70.94%     62.50%   158.18%
Growth and Income .................   1/24/89      25.97%   22.93%    14.32%    10.57%    85.78%     95.26%   145.51%
High Income .......................   1/24/89      10.00%   13.42%     9.93%     8.83%    45.89%     60.50%   113.12%
Income Securities .................   1/24/89      15.46%   15.21%    10.58%    10.83%    52.91%     65.31%   150.65%
Money Market ......................   1/24/89       3.78%    3.92%     3.05%     3.72%    12.23%     16.20%    38.65%
Mutual Discovery Securities.......    11/8/96      17.71%   NA        NA        17.11%    NA         NA        19.83%
Mutual Shares Securities ..........   11/8/96      16.10%   NA        NA        17.20%    NA         NA        19.93%
Natural Resources Securities ......   1/24/89     -20.10%   -6.14%     4.17%     1.63%   -17.31%     22.65%    15.59%
Real Estate Securities ............   1/24/89      19.02%   21.79%    16.56%    12.28%    80.64%    115.11%   181.69%
Rising Dividends ..................   1/27/92      31.18%   27.14%    13.10%    12.47%   105.50%     85.06%   100.74%
Small Cap .........................   11/1/95      15.79%   NA        NA        20.40%    NA         NA        49.52%



Non-Standardized Total Return (cont.)

Total Return for the periods ended December 31, 1997: Without Contingent Deferred Sales Charge or Contract Maintenance Charge

                                                        Annual Total Return               Cumulative Total Return
                                                  ------------------------------          -----------------------
                                     Portfolio
                                     Inception    One     Three     Five      Since     Three     Five       Since
Sub-Account (cont.)                    Date      Year     Year      Year    Inception   Year      Year     Inception
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing
 Markets Equity ...................   3/15/94      -9.99%    3.03%    NA          .88%     9.37%     NA         3.40%
Templeton Global Asset
 Allocation .......................    5/1/95      10.16%   NA        NA        12.77%    NA         NA        37.86%
Templeton Global Growth ...........   3/15/94      11.92%   14.16%    NA        11.60%    48.77%     NA        51.76%
Templeton Global Income
 Securities .......................   1/24/89       1.05%    7.30%     5.90%     6.09%    23.53%     33.18%    69.57%
Templeton International
 Equity ...........................   1/27/92      10.14%   13.35%    12.93%    10.12%    45.64%     83.68%    77.11%
Templeton International
 Smaller Companies ................    5/1/96      -2.87%   NA        NA         4.87%    NA         NA         8.25%
Templeton Pacific Growth ..........   1/27/92     -36.84%   -9.68%  -.69%     -.98%      -26.33%     -3.38%    -5.69%
U.S. Government Securities ........   3/14/89       7.79%    9.06%     5.73%     6.87%    29.72%     32.10%    79.47%
Value Securities1 .................    5/1/98      NA       NA        NA        NA        NA         NA        NA
Zero Coupon - 2000+ ...............   3/14/89       5.62%    8.27%     5.98%     7.89%    26.92%     33.69%    95.12%
Zero Coupon - 2005+ ...............   3/14/89       9.82%   11.87%     8.51%     9.66%    39.99%     50.47%   125.32%
Zero Coupon - 2010+ ...............   3/14/89      14.95%   15.81%    11.02%    10.83%    55.30%     68.65%   147.40%

1As of  December  31,  1997,  the Global  Health Care  Securities  and the Value  Securities  Sub-Accounts  had not yet  commenced operations.

2Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.

+Calculated with waiver of fees.



Non-Standardized Total Return

Total Return for the periods ended December 31, 1997:
With Contingent Deferred Sales Charge and Other Charges

                                                        Annual Total Return               Cumulative Total Return
                                                  ------------------------------          -----------------------
                                     Portfolio
                                     Inception    One     Three     Five      Since     Three     Five       Since
Contract Sub-Account                   Date      Year     Year      Year    Inception   Year      Year        Inc
------------------------------------------------------------------------------------------------------------------------------------
Capital Growth ....................    5/1/96      12.31%   NA        NA        15.72%    NA         NA        27.58%
Global Health Care
 Securities1 ......................    5/1/98      NA       NA        NA        NA        NA         NA        NA
Global Utilities Securities2 ......   1/24/89      20.65%   18.97%    10.05%    11.12%    68.38%     61.44%   156.72%
Growth and Income .................   1/24/89      21.62%   22.36%    14.19%    10.49%    83.22%     94.15%   143.89%
High Income .......................   1/24/89       5.65%   12.76%     9.79%     8.75%    43.36%     59.51%   111.71%
Income Securities .................   1/24/89      11.11%   14.56%    10.44%    10.75%    50.37%     64.29%   149.19%
Money Market ......................   1/24/89    -.57%       3.14%     2.89%     3.64%     9.72%     15.28%    37.62%
Mutual Discovery Securities .......   11/8/96      13.36%   NA        NA        13.95%    NA         NA        16.13%
Mutual Shares Securities ..........   11/8/96      11.75%   NA        NA        14.03%    NA         NA        16.23%
Natural Resources
 Securities .......................   1/24/89     -24.45%   -7.08%     4.03%     1.55%   -19.77%     21.85%    14.73%
Real Estate Securities ............   1/24/89      14.67%   21.21%    16.43%    12.20%    78.07%    113.99%   179.94%
Rising Dividends ..................   1/27/92      26.83%   26.60%    12.96%    12.37%   102.90%     83.89%    99.77%
Small Cap .........................   11/1/95      11.44%   NA        NA        19.46%    NA         NA        47.00%
Templeton Developing
 Markets Equity ...................   3/15/94     -14.34%    2.24%    NA          .47%     6.87%     NA         1.80%
Templeton Global Asset
 Allocation .......................    5/1/95       5.81%   NA        NA        11.99%    NA         NA        35.33%
Templeton Global
 Growth ...........................   3/15/94       7.57%   13.50%    NA        11.28%    46.23%     NA        50.08%


Non-Standardized Total Return

Total Return for the periods ended December 31, 1997:
With Contingent Deferred Sales Charge and Other Charges

                                                        Annual Total Return               Cumulative Total Return
------------------------------------------------------------------------------------------------------------------------------------
                                     Portfolio
                                     Inception    One     Three     Five      Since     Three     Five       Since
Contract Sub-Account (cont.)           Date      Year     Year      Year    Inception   Year      Year     Inception
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income
 Securities .......................   1/24/89      -3.30%    6.57%     5.75%     6.01%    21.02%     32.25%    68.45%
Templeton International
 Equity ...........................   1/27/92       5.79%   12.69%    12.81%    10.03%    43.09%     82.67%    76.30%
Templeton International
 Smaller Companies ................    5/1/96      -7.22%   NA        NA         2.71%    NA         NA         4.56%
Templeton Pacific
 Growth ...........................   1/27/92     -41.19%  -10.69%  -.84%       -1.07%   -28.76%     -4.13%    -6.16%
U.S. Government
 Securities .......................   3/14/89       3.44%    8.35%     5.57%     6.79%    27.21%     31.15%    78.30%
Value Securities1 .................    5/1/98      NA       NA        NA        NA        NA         NA        NA
Zero Coupon - 2000+ ...............   3/14/89       1.27%    7.55%     5.83%     7.81%    24.41%     32.76%    93.93%
Zero Coupon - 2005+ ...............   3/14/89       5.47%   11.19%     8.38%     9.59%    37.47%     49.51%   124.00%
Zero Coupon - 2010+ ...............   3/14/89      10.60%   15.17%    10.89%    10.76%    52.78%     67.65%   145.95%

1As of  December  31,  1997,  the Global  Health Care  Securities  and the Value  Securities  Sub-Accounts  had not yet  commenced operations.

2Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.

+Calculated with waiver of fees.


Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Contract Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Contract Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:


1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


3. The total dollar amount of each Variable Annuity variable payout is the sum of all Contract Sub-Account Variable Annuity payments, reduced by the Contract Maintenance Charge.


Annuity Unit Value


The value of an Annuity Unit for a Contract Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:


1.  is the net result of


a. the assets of the Contract Sub-Account attributable to the Annuity Units; plus or minus

    b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Contract Sub-Account;


2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the  number  of  Annuity  Units  outstanding  at the end of the  Valuation
Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Account value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------


The audited financial statements of the Company as of and for the year ended December 31, 1997, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1997 are also included herein.










PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Independent Auditors' Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 30, 1998

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

Statements of Assets and Liabilities
December 31, 1997
(In thousands except per unit data)
                                                                                                                 Mutual
                                                             Capital Growth and    High      Income     Money   Discovery
                                                             Growth    Income     Income   Securities  Market  Securities
                                                              Fund      Fund       Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
   Capital Growth Fund, 609 shares, cost $7,415              $8,170          -         -          -         -         -
   Growth and Income Fund, 5,787 shares, cost $90,320             -    121,582         -          -         -         -
   High Income Fund, 3,110 shares, cost $41,808                   -          -    44,969          -         -         -
   Income Securities Fund, 5,446 shares, cost $83,608             -          -         -    100,035         -         -
   Money Market Fund, 29,886 shares, cost $29,886                 -          -         -          -    29,886         -
   Mutual Discovery Securities Fund, 910 shares,
    cost $10,299                                                  -          -         -          -         -    11,073
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                            8,170    121,582    44,969    100,035    29,886    11,073
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                       3         11         5          9         4         3
 Accrued administrative charges                                   -          1         1          1         1         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                           3         12         6         10         5         3
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                             $8,167    121,570    44,963    100,025    29,881    11,070
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)                      $8,167    121,570    44,963    100,025    29,881    11,070
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1997
(In thousands except per unit data)

                                                             Mutual     Natural                                 Templeton
                                                             Shares    Resources Real Estate  Rising    Small   Developing
                                                           Securities Securities Securities  Dividends   Cap      Markets
                                                              Fund       Fund       Fund       Fund     Fund    Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
   Mutual Shares Securities Fund, 1,795 shares,
    cost $20,138                                             $21,862        -           -         -         -         -
   Natural Resources Securities Fund, 465 shares,
    cost $6,752                                                    -    5,302           -         -         -         -
   Real Estate Securities Fund, 1,037 shares, cost $18,495         -        -      26,537         -         -         -
   Rising Dividends Fund, 3,559 shares, cost $43,289               -        -           -    70,049         -         -
   Small Cap Fund, 932 shares, cost $12,990                        -        -           -         -    14,026         -
   Templeton Developing Markets Equity Fund, 1,166 shares,
    cost $12,958                                                   -        -           -         -         -    11,995
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                            21,862    5,302      26,537    70,049    14,026    11,995
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                        4        3           4         7         4         3
 Accrued administrative charges                                    -        -           1         1         -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                            4        3           5         8         4         3
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                             $21,858    5,299      26,532    70,041    14,022    11,992
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)                      $21,858    5,299      26,532    70,041    14,022    11,992
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1997
(In thousands except per unit data)

                                                                                                     Templeton
                                                     Templeton   Templeton  Templeton    Templeton  International Templeton
                                                   Global Asset  Global  Global Income International  Smaller      Pacific
                                                     Allocation   Growth   Securities     Equity     Companies      Growth
                                                        Fund       Fund       Fund         Fund        Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
   Templeton Global Asset Allocation Fund,
    427 shares, cost $5,157                            $5,853           -          -             -         -          -
   Templeton Global Growth Fund,
    2,566 shares, cost $31,653                              -      39,370          -             -         -          -
   Templeton Global Income Securities Fund,
    1,402 shares, cost $18,016                              -           -     18,181             -         -          -
   Templeton International Equity Fund,
    4,465 shares, cost $60,514                              -           -          -        71,973         -          -
   Templeton International Smaller Companies Fund,
    170 shares, cost $1,938                                 -           -          -             -     1,877          -
   Templeton Pacific Growth Fund,
    1,271 shares, cost $17,818                              -           -          -             -         -     11,796
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                      5,853      39,370     18,181        71,973     1,877     11,796
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                 3           5          4             7         2          3
 Accrued administrative charges                             -           1          -             1         -          -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     3           6          4             8         2          3
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                       $5,850      39,364     18,177        71,965     1,875     11,793
--------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)                $5,850      39,364     18,177        71,965     1,875     11,793
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1997
(In thousands except per unit data)

                                                  U.S. Government Utility     Zero        Zero        Zero        Total
                                                    Securities    Equity     Coupon      Coupon      Coupon        All
                                                       Fund        Fund    Fund - 2000 Fund - 2005 Fund - 2010    Funds
---------------------------------------------------------------------------------------------------------------------------
 Investments at net asset value:
 Franklin Valuemark Funds:
   U.S. Government Securities Fund,
    6,246 shares, cost $83,483                      $86,946            -         -          -           -
   Utility Equity Fund,
    4,698 shares, cost $77,174                            -       95,507         -          -           -
   Zero Coupon Fund - 2000
    1,401 shares, cost $20,285                            -            -    21,208          -           -
   Zero Coupon Fund - 2005
    456 shares, cost $6,921                               -            -         -      7,775           -
   Zero Coupon Fund - 2010
    405 shares, cost $6,215                               -            -         -          -       7,223
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                   86,946       95,507    21,208      7,775       7,223      833,195
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges               8            9         4          2           3          110
 Accrued administrative charges                           1            1         -          1           -           11
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                   9           10         4          3           3          121
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                     $86,937       95,497    21,204      7,772       7,220      833,074
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)             $86,937       95,497    21,204      7,772       7,220      833,074
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations
For the year ended December 31, 1997
(In thousands)

                                                                                                                 Mutual
                                                             Capital  Growth and   High      Income     Money   Discovery
                                                             Growth     Income    Income   Securities  Market  Securities
                                                              Fund       Fund      Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                         $    7      3,629     3,340      7,199     1,674        2
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                              63      1,396       524      1,235       410       71
 Administrative charges                                           8        167        63        148        49        9
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                             71      1,563       587      1,383       459       80
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                             (64)     2,066     2,753      5,816     1,215      (78)
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds             -      3,519       110      1,546         -        -
  Realized gains (losses) on sales of investments, net           92      3,835     1,131      2,091         -       15
---------------------------------------------------------------------------------------------------------------------------
   Realized gains (losses) on investments, net                   92      7,354     1,241      3,637         -       15
Net change in unrealized appreciation
 (depreciation) on investments                                  670     15,947       (99)     4,604         -      771
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net          762     23,301     1,142      8,241         -      786
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations          $698     25,367     3,895     14,057     1,215      708
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                             Mutual     Natural                                 Templeton
                                                             Shares    Resources Real Estate  Rising    Small   Developing
                                                           Securities Securities Securities  Dividends   Cap      Markets
                                                              Fund       Fund      Fund       Fund       Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                      $       4        102      661        884       20        167
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                             138         83      294        772      119        181
 Administrative charges                                          17         10       35         93       14         22
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                            155         93      329        865      133        203
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                            (151)         9      332         19     (113)       (36)
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds             -          -      316      1,510      232        265
  Realized gains (losses) on sales of investments, net           15       (353)   1,074      2,406      262        147
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net                15       (353)   1,390      3,916      494        412
Net change in unrealized appreciation
 (depreciation) on investments                                1,716     (1,172)   2,407     12,343      821     (2,170)
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net        1,731     (1,525)   3,797     16,259    1,315     (1,758)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        $1,580     (1,516)   4,129     16,278    1,202     (1,794)
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                                                                     Templeton
                                                      Templeton  Templeton  Templeton    Templeton  International Templeton
                                                    Global Asset  Global  Global Income International  Smaller     Pacific
                                                     Allocation   Growth   Securities     Equity     Companies     Growth
                                                        Fund       Fund       Fund         Fund        Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                  $  96        570     1,440        2,045           9          438
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                      64        455       252          953          20          256
 Administrative charges                                   8         55        30          114           2           31
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                     72        510       282        1,067          22          287
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                      24         60     1,158          978         (13)         151
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds    28         19         -        3,136           -            -
  Realized gains (losses) on sales of investments, net  104        494       111        2,899          38         (474)
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net       132        684       111        6,035          38         (474)
Net change in unrealized appreciation
 (depreciation) on investments                          293      2,887    (1,107)         211        (109)      (7,415)
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net  425      3,571      (996)       6,246         (71)      (7,889)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations  $449      3,631       162        7,224         (84)      (7,738)
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                  U.S. Government  Utility       Zero          Zero       Zero     Total
                                                    Securities    Equity       Coupon        Coupon      Coupon      All
                                                       Fund         Fund    Fund - 2000  Fund - 2005   Fund - 2010  Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                 $5,093        4,714       1,569         476         406        34,545
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                   1,160        1,180         288          98          86        10,098
 Administrative charges                                 139          142          35          12          10         1,213
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                  1,299        1,322         323         110          96        11,311
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                   3,794        3,392       1,246         366         310        23,234
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual
   funds                                                 -         6,522          35           2           3       17,414
  Realized gains (losses) on sales of investments,
   net                                                 352         2,677         227         198          196      17,537
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net      352         9,199         262         200          199      34,951
Net change in unrealized appreciation
 (depreciation) on investments                       2,712         7,826        (281)        131          407      41,393
---------------------------------------------------------------------------------------------------------------------------
    Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net 3,064        17,025         (19)        331          606      76,344
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                         $6,858        20,417       1,227         697          916      99,578
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements  of Changes in Net Assets
For the years ended  December  31, 1997 and 1996
(In thousands)
                                          Adjustable U.S.
                                          Government Fund  Capital Growth Fund Growth and Income Fund  High Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997      1996       1997     1996     1997      1996          1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net         $-         852         (64)     (8)    2,066       813         2,753      2,395
   Realized gains (losses) on
    investments, net                      -        (733)         92      20     7,354     9,008         1,241      1,332
   Net change in unrealized appreciation
    (depreciation) on investments         -         356         670      84    15,947       960           (99)       754
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations             -         475         698      96    25,367    10,781         3,895      4,481
 ---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                      -       1,552       3,011     788    10,533    15,819         6,687      5,922
   Transfers between funds                -     (15,809)      2,196   1,776     4,602     6,402          (631)     1,603
   Surrenders and terminations            -      (1,613)       (237)   (128   (17,705)   (9,128)       (6,845)    (5,831)
   Rescissions                            -         (53)        (33)     (3)     (126)     (264)         (120)       (53)
   Other transactions (note 2)            -          25           3       -        78       (29)           56         (9)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from contract
       transactions                       -     (15,898)      4,940   2,433   (2,618)    12,800          (853)     1,632
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         -     (15,423)      5,638   2,529    22,749    23,581         3,042      6,113
Net assets at beginning of year           -      15,423       2,529       -    98,821    75,240        41,921     35,808
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $-           -       8,167   2,529   121,570    98,821        44,963     41,921
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                                                                    Mutual Discovery      Mutual Shares
                                      Income Securities Fund  Money Market Fund      Securities Fund     Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                        1997       1996        1997      1996         1997     1996       1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net    $    5,816     3,485       1,215      1,165          (78)      -       (151)       -
  Realized gains (losses)
   on investments, net                  3,637     1,687           -          -           15       -         15        -
  Net change in unrealized
   appreciation (depreciation)
   on investments                       4,604     3,616           -          -          771       3      1,716        8
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    net assets from operations         14,057     8,788       1,215      1,165          708       3      1,580        8
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
  Purchase payments                     7,073    10,882      14,086     14,336        4,882      18     11,012       50
  Transfers between funds              (2,645)   (1,355)     (6,695)    (3,631)       5,667     257      9,916      384
  Surrenders and terminations         (16,530)  (10,309)    (11,292)    (7,844)        (427)      -       (992)       -
  Rescissions                             (78)     (259)        (53)       (83)         (29)      -        (95)       -
  Other transactions (note 2)              39        (1)        112         (6)          (9)      -         (5)       -
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    net assets resulting from
    contract transactions             (12,141)   (1,042)     (3,842)     2,772       10,084     275     19,836      434
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       1,916     7,746      (2,627)     3,937       10,792     278     21,416      442
Net assets at beginning of year        98,109    90,363      32,508     28,571          278       -        442        -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $100,025    98,109      29,881     32,508       11,070     278     21,858      442
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                        Natural Resources
                                         Securities Fund  Real Estate Securities Fund  Rising Dividends Fund Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997     1996       1997      1996            1997     1996      1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net     $       9     (13)        332       422             19       278      (113)    (21)
   Realized gains (losses)
    on investments, net                   (353)    506       1,390       475          3,916       932       494      95
   Net change in unrealized
    appreciation (depreciation)
    on investments                      (1,172)   (480)      2,407     3,748         12,343     8,111       821     215
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     net assets from operations         (1,516)     13       4,129     4,645         16,278     9,321     1,202     289
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                       496   1,159       2,849     1,633          7,130     5,191     3,879   1,263
   Transfers between funds                (698)    669       1,804     1,434          4,129     2,038     4,438   3,907
   Surrenders and terminations          (1,164)   (915)     (2,578)   (1,728)        (9,509)   (4,321)     (814)    (74)
   Rescissions                             (10)    (13)        (10)      (21)           (36)      (78)      (48)    (15)
   Other transactions (note 2)               2      (2)          3        28            115        13        (4)     (1)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
     assets resulting from
     contract transactions              (1,374)    898       2,068     1,346          1,829     2,843     7,451   5,080
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (2,890)    911       6,197     5,991         18,107    12,164     8,653   5,369
Net assets at beginning of year          8,189   7,278      20,335    14,344         51,934    39,770     5,369       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $5,299   8,189      26,532    20,335         70,041    51,934    14,022   5,369
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                        Templeton Developing    Templeton Global    Templeton Global   Templeton Global
                                         Markets Equity Fund  Asset Allocation Fund   Growth Fund    Income Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1997    1996         1997     1996        1997    1996       1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net      $     (36)     (52)         24       (29)        60       42      1,158     1,378
   Realized gains (losses)
    on investments, net                     412      297         132        18        684      495        111       107
   Net change in unrealized
    appreciation (depreciation)
    on investments                       (2,170)   1,405         293       398      2,887    3,541     (1,107)      271
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets from operations     (1,794)   1,650         449       387      3,631    4,078        162     1,756
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                      2,943    2,224       1,533     1,950      7,275    6,947      1,089     1,712
   Transfers between funds                  192    1,512         632     1,240      2,733    3,817     (2,668)     (928)
   Surrenders and terminations           (1,291)    (633)       (504)     (162)    (3,295)  (1,698)    (3,152)   (2,722)
   Rescissions                              (25)     (32)        (18)      (35)      (128)    (114)        (3)       (1)
   Other transactions (note 2)               (3)      (6)         (1)        -         45       13         30        50
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     net assets resulting from
     contract transactions                1,816    3,065       1,642     2,993      6,630    8,965     (4,704)   (1,889)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            22    4,715       2,091     3,380     10,261   13,043     (4,542)     (133)
Net assets at beginning of year          11,970    7,255       3,759       379     29,103   16,060     22,719    22,852
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $11,992   11,970       5,850     3,759     39,364   29,103     18,177    22,719
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                   Templeton International     Investment Grade   Templeton International  Templeton Pacific
                                          Equity Fund      Intermediate Bond Fund Smaller Companies Fund     Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997     1996        1997       1996        1997    1996          1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net     $     978      734           -        638         (13)    (3)           151     413
   Realized gains (losses)
    on investments, net                  6,035    2,946           -        360          38      2           (474)  1,371
   Net change in unrealized
    appreciation (depreciation)
    on investments                         211    8,342           -       (737)       (109)    48         (7,415)    605
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations        7,224   12,022           -        261         (84)    47         (7,738)  2,389
 ---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                     5,493    6,974           -        939         964    229            502   2,063
   Transfers between funds                (443)   3,648           -    (15,408)        577    446         (4,197)    439
   Surrenders and terminations         (10,782)  (6,296)          -     (1,630)       (304)     -         (2,904) (3,400)
   Rescissions                             (50)     (18)          -        (14)          -      -            (14)    (20)
   Other transactions (note 2)             161       14           -         40           -      -             (4)    (17)
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting from
      contract transactions             (5,621)   4,322           -    (16,073)      1,237    675         (6,617)   (935)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        1,603   16,344           -    (15,812)      1,153    722        (14,355)  1,454
Net assets at beginning of year         70,362   54,018           -     15,812         722      -         26,148  24,694
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $71,965   70,362           -         -        1,875    722         11,793  26,148
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                    U.S. Government
                                    Securities Fund   Utility Equity Fund  Zero Coupon Fund - 2000  Zero Coupon Fund - 2005
---------------------------------------------------------------------------------------------------------------------------
                                    1997     1996        1997      1996         1997    1996            1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net $  3,794    4,323       3,392     3,967       1,246    1,049            366      340
   Realized gains (losses) on
    investments, net                  352      (40)      9,199     1,652         262      169            200      133
   Net change in unrealized
    appreciation (depreciation)
    on investments                  2,712   (2,399)      7,826        (4)       (281)    (990)           131     (672)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     net assets from operations     6,858    1,884      20,417     5,615       1,227      228            697     (199)
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                5,076    7,463       1,846     5,199         839    2,220            767    1,208
   Transfers between funds         (6,248)  19,458      (9,521)   (9,257)     (1,349)  (1,036)          (735)    (671)
   Surrenders and terminations    (18,871) (11,371)    (20,611)  (14,003)     (4,616)  (2,141)        (1,730)  (1,026)
   Rescissions                        (49)    (165)         (4)      (61)          -      (85)             -      (64)
   Other transactions (note 2)        (14)     (19)        145        (1)         18      (10)            (4)      (2)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
     assets resulting from
     contract transactions        (20,106)  15,366     (28,145)  (18,133)     (5,108)  (1,052)        (1,702)    (555)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets (13,248)  17,250      (7,728)  (12,518)     (3,881)    (824)        (1,005)    (754)
Net assets at beginning of year   100,185   82,935     103,225   115,743      25,085   25,909          8,777    9,531
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year         $86,937  100,185      95,497   103,225      21,204   25,085          7,772    8,777
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                                            Zero Coupon Fund - 2010               Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                              1997          1996              1997             1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net                          $   310            291            23,234          22,459
   Realized gains (losses) on investments, net                199            294            34,951          21,126
   Net change in unrealized appreciation
   (depreciation) on investments                              407           (957)           41,393          26,226
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                                 916           (372)           99,578          69,811
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                                          794          1,097           100,759          98,838
   Transfers between funds                                 (1,056)          (935)                -               -
   Surrenders and terminations                               (922)          (595)         (137,075)        (87,568)
   Rescissions                                                  -            (27)             (929)         (1,478)
   Other transactions (note 2)                                 (4)           (5)               759              65
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions                (1,188)          (465)          (36,486)          9,857
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                            (272)          (837)           63,092          79,668
Net assets at beginning of year                             7,492          8,329           769,982         690,314
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $7,220          7,492           833,074         769,982
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
December 31, 1997


1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.


2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of the fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Small Cap Fund, Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on June 10, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on December 2, 1996. The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on
October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1996, the Global Income Fund name was changed to Templeton Global Income Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1997 and 1996 were $478,510 and $468,180, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as Other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

      Years Since Payment       Charge
     ---------------------     -------
            0-1                   5%
            1-2                   5%
            2-3                   4%
            3-4                   3%
            4-5                   1.5%
            5 +                   0%

and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1997 and 1996 were $983,164 and $1,012,666, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1997 and 1996 were $4,226 and $11,086, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


4. CONTRACT TRANSACTIONS - UNIT ACTIVITY (In thousands)

Transactions in units for each fund for the years ended December 31, 1997 and 1996 were as follows:

                                    Adjustable          Growth                    Investment            Mutual     Mutual
                                        U.S    Capital    and    High    Income     Grade      Money  Discovery    Shares
                                    Government Growth   Income  Income Securities Intermediate Market Securities Securities
                                       Fund     Fund     Fund    Fund     Fund     Bond Fund    Fund     Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995                 1,291        -    4,346   2,075    4,567         1,022    2,218        -        -
Contract transactions:
  Purchase payments                     128       71      882     329      537            61    1,093        2        5
  Transfers between funds            (1,284)     165      360      84      (69)         (980)    (274)      25       38
  Surrenders and terminations          (133)     (11)    (501)   (321)    (503)         (105)    (597)       -        -
  Rescissions                            (4)       -      (15)     (3)     (13)           (1)      (6)       -        -
  Other transactions                      2        -       (2)      -        -             3       (1)       -        -
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions       (1,291)     225      724      89      (48)       (1,022)     215       27       43
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1996                     -      225    5,070   2,164    4,519             -    2,433       27       43
===========================================================================================================================
Contract transactions:
  Purchase payments                       -      241      483     330      309             -    1,035      428      981
  Transfers between funds                 -      178      210     (44)    (119)            -     (487)     511      893
  Surrenders and terminations             -      (19)    (809)   (337)    (717)            -     (830)     (38)     (86)
  Rescissions                             -       (3)      (6)     (6)      (3)            -       (4)      (3)      (8)
  Other transactions                      -        -        4       3        2             -        8       (1)       -
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions            -      397     (118)    (54)    (528)            -     (278)     897    1,780
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1997                     -      622    4,952   2,110    3,991             -    2,155      924    1,823
===========================================================================================================================


                                Natural                             Templeton   Templeton   Templeton  Templeton    Templeton
                               Resources Real Estate Rising   Small Developing Global Asset Global Global Income International
                              Securities Securities Dividends Cap    Markets    Allocation  Growth   Securities     Equity
                                 Fund      Fund      Fund    Fund  Equity Fund    Fund      Fund       Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995            516       794       3,182      -       757        36        1,417      1,472        4,073
Contract transactions:
  Purchase payments               73        83         388    103       206       172          564        109          479
  Transfers between funds         37        68         147    320       140       109          310        (58)         251
  Surrenders and terminations    (59)      (87)       (318    (6)       (58)      (14)        (136)      (172)        (428)
  Rescissions                     (1)       (1)         (6)    (1)       (3)       (3)         (10)         -           (1)
  Other transactions               -         2           1      -         -         -            1          3            1
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     accumulation units resulting
     from contract transactions   50        65         212    416       285       264          729       (118)         302
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1996            566       859       3,394    416     1,042       300        2,146      1,354        4,375
============================================================================================================================
Contract transactions:
  Purchase payments               37       114         399    275       231       114          489         65          313
  Transfers between funds        (58)       72         225    310        (9)       48          184       (160)         (23)
  Surrenders and terminations    (86)     (103)       (533)   (59)     (102)      (37)        (219)      (189)        (608)
  Rescissions                     (1)        -          (2)    (4)       (2)       (1)          (9)         -           (3)
  Other transactions               -         -           6      -         -         -            3          2            9
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
 accumulation units resulting
 from contract transactions     (108)       83          95    522       118       124          448       (282)        (312)
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1997            458       942       3,489    938     1,160       424        2,594      1,072        4,063
===========================================================================================================================

                                       Templeton
                                     International  Templeton     U.S.                Zero     Zero      Zero
                                        Smaller      Pacific   Government  Utility   Coupon   Coupon    Coupon    Total
                                       Companies     Growth    Securities  Equity    Fund -   Fund -    Fund -     All
                                         Fund         Fund        Fund      Fund      2000     2005      2010     Funds
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995                      -         1,811       5,089     5,916     1,416     456       372     42,826
Contract transactions:
  Purchase payments                       22           140         462       265       123      61        54      6,412
  Transfers between funds                 43            32       1,177      (471)      (56)    (34)      (47)        33
  Surrenders and terminations              -          (230)       (700)     (708)     (119)    (52)      (29)    (5,287)
  Rescissions                              -            (1)        (10)       (3)       (5)     (3)       (1)       (91)
  Other transactions                       -            (1)         (1)       (1)       (1)      -        (1)         5
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions            65           (60)        928      (918)      (58)    (28)      (24)     1,072
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1996                     65         1,751       6,017     4,998     1,358     428       348     43,898
===========================================================================================================================
Contract transactions:
  Purchase payments                       84            37         297        86        44      36        34      6,462
  Transfers between funds                 50          (324)       (370)     (449)      (72)    (37)      (49)       480
  Surrenders and terminations            (26)         (212)     (1,096)     (943)     (244)    (82)      (41)    (7,416)
  Rescissions                              -            (1)         (3)        -         -       -         -        (59)
  Other transactions                       -             -          (1)        7         1       -         -         43
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions           108          (500)     (1,173)   (1,299)     (271)    (83)      (56)      (490)
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1997                    173         1,251       4,844     3,699     1,087     345       292     43,408
===========================================================================================================================

5. UNIT VALUES

A summary of accumulation  unit values and  accumulation  units  outstanding for variable  annuity  contracts and the expense ratios,  including  expenses of the underlying  funds, for each year of the five-year period ended December 31, 1997 follows:
                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Adjustable U.S. Government Fund
December 31,
 19961                                                   912                $12.389         $11,298                1.99+%
 1995                                                  1,290                 11.951          15,423                1.99
 1994                                                  1,767                 11.077          19,571                1.97
 1993                                                  1,971                 11.254          22,179                1.98

Capital Growth Fund
December 31,
 1997                                                    622                 13.130           8,167                2.17
 19962                                                   225                 11.254           2,529                2.17+

Growth and Income Fund
December 31,
 1997                                                  4,952                 24.551         121,570                1.89
 1996                                                  5,070                 19.490          98,821                1.90
 1995                                                  4,347                 17.310          75,240                1.92
 1994                                                  3,452                 13.215          45,616                1.94
 1993                                                  2,402                 13.677          32,857                1.98

High Income Fund
December 31,
 1997                                                  2,110                 21.312          44,963                1.93
 1996                                                  2,164                 19.375          41,921                1.94
 1995                                                  2,076                 17.252          35,808                1.96
 1994                                                  1,710                 14.608          24,984                2.00
 1993                                                  1,135                 15.155          17,207                2.04

Income Securities Fund
December 31,
 1997                                                  3,991                 25.065         100,025                1.90
 1996                                                  4,519                 21.708          98,109                1.90
 1995                                                  4,567                 19.785          90,364                1.91
 1994                                                  4,416                 16.392          72,389                1.94
 1993                                                  2,634                 17.734          46,707                1.96

Investment Grade Intermediate Bond Fund
December 31,
 19961                                                   891                 15.740          14,032                2.00+
 1995                                                  1,023                 15.463          15,812                2.01
 1994                                                  1,085                 14.257          15,470                2.03
 1993                                                    893                 14.389          12,850                2.06


                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund
December 31,
 1997                                                  2,155                $13.865         $29,881                1.85%
 1996                                                  2,433                 13.359          32,508                1.83
 1995                                                  2,218                 12.883          28,571                1.80
 1994                                                  2,487                 12.354          30,730                1.86
 1993                                                    627                 12.066           7,566                2.06

Mutual Discovery Securities Fund
December 31,
 1997                                                    924                 11.983          11,070                2.46
 19963                                                    27                 10.180             278                2.77+

Mutual Shares Securities Fund
December 31,
 1997                                                  1,823                 11.993          21,858                2.20
 19963                                                    43                 10.330             442                2.40+

Natural Resources Securities Fund
December 31,
 1997                                                    458                 11.559           5,299                2.09
 1996                                                    566                 14.467           8,189                2.05
 1995                                                    516                 14.109           7,278                2.06
 1994                                                    647                 13.979           9,050                2.08
 1993                                                    391                 14.464           5,656                2.08

Real Estate Securities Fund
December 31,
 1997                                                    942                 28.169          26,532                1.94
 1996                                                    859                 23.668          20,335                1.97
 1995                                                    794                 18.073          14,344                1.99
 1994                                                    900                 15.594          14,035                2.02
 1993                                                    437                 15.369           6,712                2.07

Rising Dividends Fund
December 31,
 1997                                                  3,489                 20.074          70,041                2.14
 1996                                                  3,394                 15.303          51,934                2.16
 1995                                                  3,182                 12.498          39,770                2.18
 1994                                                  2,936                  9.769          28,685                2.20
 1993                                                  2,772                 10.327          28,623                2.19

Small Cap Fund
December 31,
 1997                                                    938                 14.952          14,022                2.17
 19962                                                   416                 12.913           5,369                2.17+


                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund
December 31,
 1997                                                  1,160                $10.340         $11,992                2.82%
 1996                                                  1,042                 11.487          11,970                2.89
 1995                                                    757                  9.582           7,254                2.81
 19944                                                   591                  9.454           5,589                2.93+

Templeton Global Asset Allocation Fund
December 31,
 1997                                                    424                 13.786           5,850                2.34
 1996                                                    300                 12.514           3,759                2.26
 19955                                                    36                 10.591             379                2.30+

Templeton Global Growth Fund
December 31,
 1997                                                  2,594                 15.176          39,364                2.28
 1996                                                  2,146                 13.560          29,103                2.33
 1995                                                  1,416                 11.339          16,061                2.37
 19944                                                   922                 10.201           9,400                2.54+

Templeton Global Income Securities Fund
December 31,
 1997                                                  1,072                 16.957          18,177                2.02
 1996                                                  1,354                 16.781          22,719                2.01
 1995                                                  1,472                 15.522          22,851                2.04
 1994                                                  1,667                 13.726          22,888                2.11
 1993                                                  1,045                 14.650          15,302                2.13

Templeton International Equity Fund
December 31,
 1997                                                  4,063                 17.711          71,965                2.29
 1996                                                  4,375                 16.081          70,362                2.29
 1995                                                  4,073                 13.263          54,018                2.32
 1994                                                  4,079                 12.161          49,607                2.39
 1993                                                  1,346                 12.226          16,451                2.52

Templeton International Smaller Companies Fund
December 31,
 1997                                                    173                 10.825           1,875                2.46
 19962                                                    65                 11.145             722                2.18+

Templeton Pacific Growth Fund
December 31,
 1997                                                  1,251                  9.431          11,793                2.43
 1996                                                  1,751                 14.932          26,148                2.39
 1995                                                  1,812                 13.630          24,693                2.41
 1994                                                  2,112                 12.802          27,037                2.47
 1993                                                    915                 14.233          13,023                2.54

                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund
December 31,
 1997                                                  4,844                $17.947         $86,937                1.90%
 1996                                                  6,017                 16.650         100,185                1.91
 1995                                                  5,089                 16.298          82,935                1.92
 1994                                                  5,331                 13.835          73,747                1.93
 1993                                                  6,108                 14.698          89,774                1.94

Utility Equity Fund
December 31,
 1997                                                  3,699                 25.818          95,497                1.90
 1996                                                  4,998                 20.654         103,225                1.90
 1995                                                  5,916                 19.555         115,743                1.90
 1994                                                  6,317                 15.104          95,415                1.92
 1993                                                  7,479                 17.319         129,527                1.91

Zero Coupon Fund - 2000
December 31,
 1997                                                  1,087                 19.512          21,204                1.80
 1996                                                  1,358                 18.475          25,085                1.80
 1995                                                  1,416                 18.294          25,910                1.80
 1994                                                  1,158                 15.373          17,797                1.80
 1993                                                    795                 16.717          13,297                1.77

Zero Coupon Fund - 2005
December 31,
 1997                                                    345                 22.532           7,772                1.80
 1996                                                    428                 20.517           8,777                1.80
 1995                                                    456                 20.914           9,531                1.80
 1994                                                    403                 16.096           6,483                1.80
 1993                                                    341                 18.050           6,159                1.77

Zero Coupon Fund - 2010
December 31,
 1997                                                    292                 24.740           7,220                1.80
 1996                                                    348                 21.522           7,492                1.80
 1995                                                    371                 22.431           8,329                1.80
 1994                                                    252                 15.930           4,008                1.80
 1993                                                    193                 18.144           3,502                1.65

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1 Period  from January 1, 1996 to October 25, 1996 (fund  closure).
2 Period from June 10, 1996 (fund commencement) to December 31, 1996.
3 Period from December 2, 1996 (fund commencement) to December 31, 1996.
4 Period from April 25, 1994 (fund commencement)  to  December  31,  1994.
5 Period  from  August  4,  1995  (fund commencement) to December 31, 1995.




                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK


                              Financial Statements


                           December 31, 1997 and 1996

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Independent Auditors' Report


The Board of Directors
Preferred Life Insurance Company of New York:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1997 and 1996, and the results of its operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                  KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 4, 1998



PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements


Balance Sheets
December 31, 1997 and 1996
(In thousands except share data)


                                                                                                    1997        1996
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 Fixed maturities, at market                                                                       $ 30,106      20,412
 Certificates of deposit and short-term securities                                                      698       2,389
---------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                              30,804      22,801
Cash                                                                                                  5,321       4,976
Receivables                                                                                           5,006       4,046
Reinsurance receivable:
 Recoverable on future benefit reserves                                                                 166         162
 Recoverable on unpaid claims                                                                        10,537       9,674
 Receivable on paid claims                                                                            2,500       1,393
Deferred acquisition costs                                                                           37,447      38,245
Other Assets                                                                                          1,162         835
---------------------------------------------------------------------------------------------------------------------------
      Assets, exclusive of separate account assets                                                   92,943      82,132
Separate account assets                                                                             833,083     769,981
---------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                 $926,026     852,113
===========================================================================================================================
Liabilities and Stockholder's Equity
Liabilities:
 Future benefit reserves:
  Life                                                                                              $ 1,362       1,219
  Annuity                                                                                               634         325
 Policy and contract claims                                                                          24,944      25,119
 Unearned premiums                                                                                    1,590       1,887
 Other policyholder funds                                                                             1,230         679
 Reinsurance payable                                                                                  2,116       2,133
 Deferred income taxes                                                                               10,173       8,740
 Accrued expenses and other liabilities                                                               3,113       2,462
 Commissions due and accrued                                                                            930         822
 Payable to parent                                                                                    3,180       1,102
---------------------------------------------------------------------------------------------------------------------------
           Liabilities, exclusive of separate account liabilities                                    49,272      44,488
Separate account liabilities                                                                        833,083     769,981
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             882,355     814,469
Stockholders Equity:
 Common stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000       2,000
 Additional paid-in capital                                                                          15,500      15,500
 Net unrealized gain (loss) on investments, net of deferred federal income taxes                        716         (34)
 Retained earnings                                                                                   25,455      20,178
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                     43,671      37,644
Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities and stockholder's equity                                                   $926,026     852,113
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)

Statements of Income
Years ended December 31, 1997, 1996 and 1995
(In thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                               $ 8,866        9,174     10,291
 Annuity considerations                                                                 12,791       11,725     10,679
 Accident and health premiums                                                           22,114       22,105     22,406
---------------------------------------------------------------------------------------------------------------------------
       Total premiums and considerations                                                43,771       43,004     43,376
 Premiums ceded                                                                         12,939       11,574     13,462
---------------------------------------------------------------------------------------------------------------------------
       Net premiums and considerations                                                  30,832       31,430     29,914
 Investment income, net                                                                  1,626        1,220        605
 Realized investment losses, net                                                            (1)         (62)       (13)
 Other income                                                                               93            0          0
---------------------------------------------------------------------------------------------------------------------------
       Total revenue                                                                    32,550       32,588     30,506
---------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
 Life insurance benefits                                                                 5,074        5,971      8,202
 Annuity benefits                                                                          323          202       (100)
 Accident and health insurance benefits                                                 14,709       13,406     14,743
---------------------------------------------------------------------------------------------------------------------------
       Total benefits                                                                   20,106       19,579     22,845
 Benefit recoveries                                                                      9,200        6,614      9,116
---------------------------------------------------------------------------------------------------------------------------
       Net benefits                                                                     10,906       12,965     13,729
 Commissions and other agent compensation                                                8,295        8,596      7,278
 General and administrative expenses                                                     4,018        3,576      3,132
 Taxes, licenses and fees                                                                  654          688        479
 Change in deferred acquisition costs, net                                                 798          341     (1,009)
---------------------------------------------------------------------------------------------------------------------------
       Total benefits and expenses                                                      24,671       26,166     23,609
---------------------------------------------------------------------------------------------------------------------------
       Income from operations before income taxes                                        7,879        6,422      6,897
---------------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit):
 Current                                                                                 1,573          435       (109)
 Deferred                                                                                1,029        2,396      1,612
---------------------------------------------------------------------------------------------------------------------------
       Total income tax expense                                                          2,602        2,831      1,503
       Net income                                                                      $ 5,277        3,591      5,394
===========================================================================================================================


See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)


Statements of Stockholder's  Equity
Years ended December 31, 1997, 1996 and 1995
(In thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                  $ 2,000        2,000      2,000
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
 Balance at beginning and end of year                                                   15,500       15,500     15,500
---------------------------------------------------------------------------------------------------------------------------
Net unrealized gains (losses) on investments:
 Balance at beginning of year                                                              (34)         274       (268)
 Net unrealized gain (loss) during the year, net of deferred federal income taxes          750         (308)       542
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                    716          (34)       274
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                           20,178       16,587     11,193
 Net income                                                                              5,277        3,591      5,394
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                 25,455       20,178     16,587
       Total Stockholder's equity                                                      $43,671       37,644     34,361
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)

Statements of Cash Flows
Years ended December 31, 1997, 1996 and 1995
(In thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net Income                                                                             $5,277        3,591      5,394
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
  Realized losses on investments, net                                                        1           62         13
  Deferred federal income tax expense                                                    1,029        2,396      1,612
  Change in:
   Receivables and other assets                                                         (3,261)       3,526         62
   Deferred acquisition costs                                                              798          341     (1,009)
   Future benefit reserves                                                                 452          944       (182)
   Policy and contract claims                                                             (175)      (1,048)    (1,145)
   Unearned premiums                                                                      (297)        (443)        45
   Other policyholder funds                                                                551          (12)      (194)
   Reinsurance payable                                                                     (17)         881       (806)
   Accrued expenses and other liabilities                                                  649       (1,523)      (158)
   Commissions due and accrued                                                             108           (2)       (56)
   Due to parent                                                                         2,080          439         97
  Depreciation and amortization                                                           (110)         (46)      (185)
---------------------------------------------------------------------------------------------------------------------------
       Total adjustments                                                                 1,808        5,515     (1,906)
---------------------------------------------------------------------------------------------------------------------------
       Net cash provided by operating activities                                         7,085        9,106      3,488
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities, at market                                                (8,680)      (8,525)   (15,328)
 Sale of fixed maturities, at market                                                        81        2,654      4,522
 Other investments, net                                                                  1,859       (1,492)     2,589
---------------------------------------------------------------------------------------------------------------------------
       Net cash used in investing activities                                            (6,740)      (7,363)    (8,217)
---------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in cash                                                     345        1,743     (4,729)
Cash at beginning of year                                                                4,976        3,233      7,962
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                     $5,321        4,976      3,233
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements
(in thousands)


(1) Summary of Significant Accounting Policies

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 1997 premiums and considerations, 21%, 41% and 38% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with a mutual fund company and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

Basis of Presentation

The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Recognition of Traditional Life, Group Life and Group Accident and Health
Revenue

Traditional life products include products with guaranteed premiums and benefits and consist solely of policies converted from group life business.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Recognition of Variable Annuity Revenue

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1997, 1996 and 1995 were $10,147, $6,541 and $4,517, respectively.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(1) Summary of Significant Accounting Policies (cont.)

Future Benefit Reserves

Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits which may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Investments

Realized gains and losses are computed based on the specific identification method.

Short term investments, which include certificate of deposits, are carried at amortized cost which approximates market.

As of December 31, 1997 and 1996, investments with a carrying value of $1,645 and $1,596, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(1) Summary of Significant Accounting Policies (cont.)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1996, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of. No adjustments were made to the financial statements upon adoption of this pronouncement.

In 1997 the Company adopted SFAS No. 129, Disclosure of Information about Capital Structure, which establishes standards for disclosing information about an entity's capital structure. No additional disclosures were required.

Accounting Pronouncements to be Adopted

In June, 1997, the Financial Accounting Standards Board (FASB) issued SFAS No. 130 Reporting Comprehensive Income, which establishes standards for reporting and displaying comprehensive income and its components in general purpose financial statements, and SFAS No. 131, Disclosures about Segments of an Enterprise and Related Information, which requires certain business enterprises to report specified information about their operating segments in a complete set of financial statements to shareholders. SFAS No. 130 and SFAS No. 131 will be adopted in 1998.


(2) Investments

Investments at December 31, 1997 consist of:
                                                                                                                 Amount
                                                                                Amortized cost   Estimated      shown on
                                                                                    or cost     fair value    balance sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities
 U.S. government                                                                      $28,189       29,256         29,256
 Mortgage backed securities                                                               815          850            850
---------------------------------------------------------------------------------------------------------------------------
       Total fixed maturities                                                          29,004       30,106         30,106
===========================================================================================================================
Other investments:
 Short-term securities                                                                    698           xx            698
---------------------------------------------------------------------------------------------------------------------------
       Total other investments                                                            698           xx            698
---------------------------------------------------------------------------------------------------------------------------
       Total investments                                                              $29,702           xx         30,804
===========================================================================================================================


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(2) Investments (cont.)

At December 31, 1997 and 1996, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of fixed maturities are as follows:
                                                                                       Gross       Gross
                                                                         Amortized  unrealized  unrealized    Estimated
                                                                           cost        gains      losses     fair value
---------------------------------------------------------------------------------------------------------------------------

1997
 U.S. government                                                          $28,189       1,070            3      29,256
 Mortgage backed securities                                                   815          35            0         850
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                    $29,004       1,105            3      30,106
===========================================================================================================================
1996
 U.S. government                                                          $19,571          66          131      19,506
 Mortgage backed securities                                                   894          12            0         906
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                    $20,465          78          131      20,412
===========================================================================================================================

The changes in gross unrealized gains (losses) from fixed maturities were $1,155, $(475) and $835 for the years ended December 31, 1997, 1996 and 1995, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
Due after one year through five years:                                                             $ 6,057       6,069
Due after five years through ten years                                                              13,451      13,922
Due after ten years                                                                                  8,681       9,265
Mortgage backed securities                                                                             815         850
---------------------------------------------------------------------------------------------------------------------------
Totals                                                                                             $29,004      30,106
===========================================================================================================================

Proceeds from sales of investments in available-for-sale securities during 1997, 1996 and 1995 were $82, $2,654 and $4,522, respectively. Gross gains of $0, $0 and $64 and gross losses of $0, $62 and $77 were realized on sales of available-for-sale securities in 1997, 1996 and 1995, respectively. The related tax benefit was $0, $22 and $4 in 1997, 1996 and 1995, respectively.

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities, at market                                                           $1,494        1,132         410
 Short-term investments                                                                   168           98           0
 Other                                                                                     11            1         201
---------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                          1,673        1,231         611
Investment expenses                                                                        47           11           6
---------------------------------------------------------------------------------------------------------------------------
       Net investment income                                                           $1,626        1,220         605
===========================================================================================================================


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(3) Summary Table of Fair Value Disclosures

                                                                                1997                         1996
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets Fixed maturities, at market:
  U.S. Government                                                        $ 29,256   $ 29,256        $ 19,506  $ 19,506
  Mortgage backed securities                                                  850        850             906       906
  Certificates of deposit and other short term securities                     698        698           2,389     2,389
  Receivables                                                               5,006      5,006           4,046     4,046
  Separate accounts assets                                                833,083    833,083         769,981   769,981
Financial liabilities
 Separate account liabilities                                             833,083    821,457         769,981   756,349
===========================================================================================================================



See Note (1) "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.



(4) Receivables

Receivables at December 31 consist of the following:

                                                                                                   1997         1996
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                        $4,565       3,318
Reinsurance commission receivable                                                                       38         450
Other                                                                                                  403         278
---------------------------------------------------------------------------------------------------------------------------
       Total receivables                                                                            $5,006       4,046
===========================================================================================================================


(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(5) Accident and Health Claims Reserves (cont.)

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $662, $293 and $287 in 1997, 1996 and 1995, respectively, is summarized as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables
 of $7,476, $9,249 and $10,049                                                        $11,335      11,000       10,149
Incurred related to:
 Current year                                                                          11,439       11,372      10,502
 Prior years                                                                           (3,199)      (3,079)     (2,245)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                          8,240        8,293       8,257
---------------------------------------------------------------------------------------------------------------------------
Paid related to:
 Current year                                                                           1,686        1,458       1,097
 Prior years                                                                            5,899        6,500       6,309
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                              7,585        7,958       7,406
---------------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance recoverables
 of $7,643, $7,476 and $9,249                                                         $11,990       11,335      11,000
===========================================================================================================================


Due to lower than anticipated losses related to prior years, the provision for prior year claims and claim adjustment expenses decreased.


(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1997 and 1996 are recoverables on paid and unpaid claims from Allianz Life of $2,791 and $1,554, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                             Gross      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                                   $1,591,244            0     484,546    1,106,698        0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                8,866            0       2,450        6,416        0.0%
 Annuities                                                    12,791            0           0       12,791        0.0%
 Accident and health insurance                                14,823        7,291      10,489       11,625       62.7%
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                                         36,480        7,291      12,939       30,832       23.6%
===========================================================================================================================
December 31, 1996:
Life insurance in force                                   $1,700,286            0     647,863    1,052,423        0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                9,174            0       2,304        6,870        0.0%
 Annuities                                                    11,725            0           0       11,725        0.0%
 Accident and health insurance                                15,482        6,623       9,270       12,835       51.6%
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                                         36,381        6,623      11,574       31,430       21.1%
===========================================================================================================================
December 31, 1995:
Life insurance in force                                   $1,826,979            0     715,945    1,111,034        0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                               10,291            0       2,642        7,649        0.0%
 Annuities                                                    10,679            0           0       10,679        0.0%
 Accident and health insurance                                15,717        6,689      10,820       11,586       57.7%
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                                         36,687        6,689      13,462       29,914       22.4%
===========================================================================================================================


Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                       Assumed                                       Ceded
---------------------------------------------------------------------------------------------------------------------------
                                             1997         1996         1995              1997         1996        1995
---------------------------------------------------------------------------------------------------------------------------
Life insurance in force                       $ 0            0            0             2,032        2,432       2,930
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                               $ 0            0            0                44           36          55
 Accident and health insurance              1,566        2,547        2,959               841          766         921
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                      $1,566        2,547        2,959               885          802         976
===========================================================================================================================


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(7) Income Taxes

Income Tax Expense

Total income tax expenses (benefits) for the years ended December 31 are as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expense (benefit)                                                         $1,573          435        (109)
 Deferred tax expense                                                                   1,029        2,396       1,612
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                    $2,602        2,831       1,503
Income tax effect on equity:
 Attributable to unrealized gains and losses for the year                                 404         (166)        292
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                      $3,006        2,665       1,795
===========================================================================================================================

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:


                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                      $2,758        2,248       2,414
Other                                                                                    (156)         583        (911)
---------------------------------------------------------------------------------------------------------------------------
       Income tax expense as reported                                                  $2,602        2,831       1,503
===========================================================================================================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1997 and 1996 are as follows:

                                                                                                   1997         1996
---------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
 Future benefit reserves                                                                           $ 2,675       3,427
 Unrealized losses on investments                                                                        0          19
---------------------------------------------------------------------------------------------------------------------------
       Total deferred tax assets                                                                     2,675       3,446
---------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:                                                                           10,382      10,757
 Deferred acquisition costs                                                                            385           0
 Unrealized gains on investments                                                                     2,081       1,429
---------------------------------------------------------------------------------------------------------------------------
 Other
       Total deferred tax liabilities                                                               12,848      12,186
---------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                         $10,173       8,740
===========================================================================================================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(7) Income Taxes (cont.)

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. The Company's liability for current taxes was $2,077 and $504 as of December 31, 1997 and 1996, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.


(8) Related Party Transactions

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,463, $1,246 and $1,115 in 1997, 1996 and 1995, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1997 and 1996 was $569 and $598, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $15, $11 and $5 in 1997, 1996 and 1995, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1997 and 1996.


(9) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $37, $29 and $16 in 1997, 1996 and 1995, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1997, 1996 and 1995 Plan participants was 90%, 100% and 100% respectively. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $59, $41 and $5 in 1997, 1996 and 1995, respectively, toward planned contributions.


(10) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                          Stockholder's equity                       Net income
---------------------------------------------------------------------------------------------------------------------------
                                                            1997         1996               1997        1996     1995
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                            $25,940       21,886              4,292      2,358    2,821
Adjustments:
 Change in reserve basis                                   (10,494)     (13,696)             2,424      4,070    3,281
 Deferred acquisition costs                                 37,447       38,245               (798)      (341)   1,009
 Deferred taxes                                            (10,173)      (8,740)            (1,029)    (2,396)  (1,612)
 Nonadmitted assets                                            171          154                  0          0        0
 Interest maintenance reserve                                  (88)         (68)               (19)       (99)    (105)
 Asset Valuation Reserve                                         2            7                  0          0        0
 Liability for unauthorized reinsurers                         225            0                  0          0        0
 Unrealized gains (losses) on investments                    1,102          (53)                 0          0        0
 Other                                                        (461)         (91)               407         (1)       0
---------------------------------------------------------------------------------------------------------------------------
  As reported in the accompanying financial statements     $43,671       37,644              5,277      3,591    5,394
===========================================================================================================================

The Company is required to meet minimum capital and surplus requirements. At December 31, 1997 and 1996, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1997, 1996 and 1995.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:
                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory Event               Capital (less than or equal to)
-----------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company met the minimum risk-based capital requirements as of December 31, 1997 and 1996.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies that insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)



(11) Commitments and Contingencies

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company and Allianz Life is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Costs associated with this effort are not expected to be material and are expensed as incurred. This "Year 2000 Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and from third parties with whom the Company deals on financial transactions worldwide. Such failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business, and especially to process and account for the transfer of funds electronically.


(12) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1997, 1996 and 1995:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                                   Future                 Other        Premium              Benefits,   Net change
                      Deferred    benefits,              policy        revenue               claims         in
                       policy      losses,              claims and     and other    Net      losses,    and policy    Other
                     acquisition  claims and   Unearned  benefits      contract  investment settlement acquisition operating
                        costs    loss expense  premiums   payable   considerations income    expenses    costs (a)  expenses
---------------------------------------------------------------------------------------------------------------------------

1997
Life insurance           $ 222        1,362       983      4,177            6,416     406       2,587      68         2,075
Annuities               37,105          634         0        471           12,791       0         323     750         8,023
Accident and
 health insurance          120            0       607     20,296           11,625   1,220       7,996     (20)        2,869
---------------------------------------------------------------------------------------------------------------------------
                       $37,447        1,996     1,590     24,944           30,832   1,626      10,906     798        12,967
---------------------------------------------------------------------------------------------------------------------------
1996
Life insurance           $ 290        1,219      908       5,151            6,870     268       4,371     (27)        2,297
Annuities               37,855          325        0         864           11,725       0         202     265         7,069
Accident and
 health insurance          100            0      979      19,104           12,835     952       8,392     103         3,494
---------------------------------------------------------------------------------------------------------------------------
                       $38,245        1,544    1,887      25,119           31,430    1,220     12,965     341        12,860
---------------------------------------------------------------------------------------------------------------------------
1995
Life insurance           $ 263          594      844       5,615            7,649      104      5,428      (6)        2,374
Annuities               38,120            6        0          16           10,679        0       (100) (1,008)        6,180
Accident and
 health insurance          203            0    1,486      20,536           11,586      501      8,401       5         2,335
---------------------------------------------------------------------------------------------------------------------------
                       $38,586          600    2,330      26,167           29,914      605     13,729  (1,009)       10,889
---------------------------------------------------------------------------------------------------------------------------


(a) See note 1 for aggregate gross amortization.
(b) Premiums written are not applicable for life insurance companies.






                                   PART C

                              OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Balance Sheets as of December 31, 1997 and 1996.
          3. Statements of Income for the years ended December 31, 1997, 1996 and 1995.
          4.  Statements of Stockholder's Equity for the years ended
              December 31, 1997, 1996 and 1995.
          5. Statements of Cash Flow for the years ended December 31, 1997, 1996 and 1995.
          6.  Notes to Financial Statements - December 31, 1997, 1996 and 1995.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 1997.
          3.  Statements of Operations for the year ended December 31, 1997.
          4. Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996.
          5.  Notes to Financial Statements - December 31, 1997.



b.   Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account*
     2.     Not Applicable
     3.     Principal Underwriter Agreement
     4.     Individual Variable Annuity Contract**
     5.     Application for Individual Variable Annuity Contract**
     6.     (i)   Copy of Articles of Incorporation of the Company*
            (ii)  Copy of the Bylaws of the Company
     7.     Not Applicable
     8.     Form of Fund Participation Agreement**
     9.     Opinion and Consent of Counsel
     10.    Independent Auditors' Consent
     11.    Not Applicable
     12.    Not Applicable
     13.    Calculation of Performance Information
     14.    Company Organizational Chart
     27.    Not Applicable


    * Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Form N-4 as filed electronically on October 27, 1995.
   ** Incorporated by reference to Post-Effective Amendment No. 10 to
      Registrants Form N-4 as filed electronically on April 18, 1996.

Item 25.     Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------
Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking             Chairman, Chief Executive Officer and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403



Shannon Hendricks               Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Timothy J. Tongson              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 President, Chief
1750 Hennepin Avenue            Marketing Officer
Minneapolis, MN 55403           and Director

Carol B. Shaw                   Second Vice President
152 W. 57th Street, 18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY  10022



Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is attached as Exhibit 14.

Item 27.     Number of Contract Owners

As of February 19, 1998, there were 5,868 qualified Contract Owners and 10,878 non-qualified Contract Owners.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

        Allianz Life Variable Account A
        Allianz Life Variable Account B

     b. The following are the officers and directors of NALAC Financial Plans, LLC:




Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------        ---------------------
Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

James P. Kelso          Director
1750 Hennepin Ave.
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J.  Yates       Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403


c.     Not Applicable

Item 30.     Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 24th day of April, 1998.



     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)



By: /s/ Michael T. Westermeyer
     -------------------------



     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK



By: /s/ Michael T. Westermeyer
     -------------------------





Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title



Lowell C. Anderson*   Director
Lowell C. Anderson                                     4-24-98

Ronald L. Wobbeking*    Chairman, Chief Executive
Ronald L. Wobbeking     Officer and Director           4-24-98

Shannon Hendricks*      Treasurer
Shannon Hendricks                                      4-24-98



Thomas G. Brown*        Director
Thomas G. Brown                                        4-24-98

Edward J. Bonach*       Director
Edward J. Bonach                                       4-24-98

Robert S. James*        Director
Robert S. James                                        4-24-98

Thomas J. Lynch*        President and Director
Thomas J. Lynch                                        4-24-98

Dennis Marion*          Director
Dennis Marion                                          4-24-98

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson                                    4-24-98

Eugene Long*            Director
Eugene Long                                            4-24-98

Reinhard W. Obermueller*Director
Reinhard W. Obermueller                                4-24-98



Stephen R. Herbert*     Director
Stephen R. Herbert                                     4-24-98

Jack F. Rockett*        Director
Jack F. Rockett                                        4-24-98


                                 * By /S/ Michael T. Westermeyer
                                      --------------------------
                                      Attorney-in-Fact





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Thomas G. Brown, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 31st day of July 1997.


WITNESS:

Joan T Favre                                   /s/  Thomas G. Brown
___________________________                     _____________________________
                                                Thomas G. Brown



                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene T. Long, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 10th day of July 1997.


WITNESS:

Carol Shaw                                      /s/ Eugene K. Long
___________________________                     _____________________________
                                                Eugene K. Long





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene T. Wilkinson, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 24th day of June 1997.


WITNESS:

Judy L. Stillman                                /s/ Eugene T. Wilkinson
___________________________                     _____________________________
                                                Eugene T. Wilkinson





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Jack F. Rockett, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 2nd day of July 1997.


WITNESS:

Joanne P. Rockett                               /s/ Jack F. Rockett
___________________________                     _____________________________
                                                Jack F. Rockett





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Dennis J. Marion, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 23rd day of June 1997.


WITNESS:

Kimberly J. Greenley                            /s/ Dennis J. Marion
___________________________                     _____________________________
                                                Dennis J. Marion





                         LIMITED POWER OF ATTORNEY

    KNOWN ALL MEN BY THESE PRESENTS, that I, Reinhard W. Obermueller, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 26th day of June 1997.


WITNESS:

Melissa ODonnell                                /s/ Reinhard W. Obermueller
___________________________                     _____________________________
                                                Reinhard W. Obermueller





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Stephen R. Herbert, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 27th day of June 1997.


WITNESS:

Suzanne F. Herbert                              /s/ Stephen R. Herbert
___________________________                     _____________________________
                                                Stephen R. Herbert





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Edward J. Bonach, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 25th day of June 1997.


WITNESS:

Margo Jeske                                     /s/ Edward J. Bonach
___________________________                     _____________________________
                                                Edward J. Bonach





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Thomas J. Lynch , a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 20th day of June 1997.


WITNESS:

Melissa ODonnell                                /s/ Thomas J. Lynch
___________________________                     _____________________________
                                                Thomas J. Lynch





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Robert S. James, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 20th day of June 1997.


WITNESS:

Sheila D. Faust                                 /s/ Robert S. James
___________________________                     _____________________________
                                                Robert S. James





                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Lowell C. Anderson, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 18th day of June 1997.


WITNESS:

Alan A. Grove                                   /s/Lowell C. Anderson
___________________________                     _____________________________
                                                Lowell C. Anderson



                         LIMITED POWER OF ATTORNEY

KNOWN ALL MEN BY THESE PRESENTS, that I, Shannon Hendricks, Treasurer of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, as my attorney and agent, for me, and in my name as Treasurer of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 16th day of April 1998.


WITNESS:

                                                /s/ Shannon D. Hendricks
___________________________                     _____________________________
                                                Shannon Hendricks


                         LIMITED POWER OF ATTORNEY

KNOWN ALL MEN BY THESE PRESENTS, that I, Ronald L. Wobbeking, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Michael T. Westermeyer, as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 14th day of April 1998.


WITNESS:

Michael T. Westermeyer                          /s/ Ronald L. Wobbeking
___________________________                     _____________________________
                                                Ronald L. Wobbeking








                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO.   14

                                      TO

                                   FORM N-4

                      PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                              INDEX TO EXHIBITS


Exhibit                                                             Page

EX-99.B3      Principal Underwriter Agreement

EX-99.B6(ii)  Copy of Bylaws of the Company

EX-99.B9      Opinion and Consent of Counsel

EX-99.B10     Independent Auditors' Consent

EX-99.B13     Calculation of Performance Information

EX-99.B14     Company Organizational Chart